Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	RXI PHARMACEUTICALS CORP
Entity Central Index Key	0001533040
Entity Filer Category	Smaller Reporting Company

Condensed Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 8,587	$ 5,127	$ 503
Restricted cash	53	53	53
Due from Parent			597
Short term investments	9,000
Prepaid expenses and other current assets	209	212	186
Total current assets	17,849	5,392	1,339
Equipment and furnishings, net	147	198	355
Other assets		2
Total assets	17,996	5,592	1,694
Current liabilities:
Accounts payable	358	416	387
Accrued expenses and other current liabilities	913	767	544
Deferred revenue	239	491	816
Current maturities of capital lease obligations		5	29
Total current liabilities	1,510	1,679	1,776
Convertible notes payable			500
Deferred revenue, net of current portion		27
Capital lease obligations, net of current maturities			5
Total liabilities	1,510	1,706	2,281
Commitments and contingencies
Series A convertible preferred stock, value	9,771	9,726
Stockholders' equity (deficit):
Common stock, value	1
Additional paid-in capital	40,229	11,317	3,690
Deficit accumulated during the developmental stage	(33,515)	(17,157)	(4,277)
Total stockholders' equity (deficit)	6,715	(5,840)	(587)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 17,996	$ 5,592	$ 1,694

Condensed Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Accumulated depreciation of equipment and furnishings		$ 585,000	$ 646,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	9,771	9,726	0
Preferred stock, shares outstanding	9,771	9,726	0
Preferred stock, liquidation preference		$ 9,726,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	11,439,985	5,289,007	3,347,996
Common stock, shares outstanding	11,439,985	5,289,007	3,347,996

Condensed Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			120 Months Ended		126 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2012 Predecessor [Member]		Jun. 30, 2013 Predecessor [Member]
Revenues:
Grant revenues	$ 225,000		$ 278,000		$ 97,000			$ 97,000	[1]	$ 375,000
Total revenues	225,000		278,000		97,000			97,000	[1]	375,000
Expenses:
Research and development expense					3,746,000	6,190,000	[1]	36,619,000	[1]
Research and development employee stock-based compensation expense					418,000	513,000	[1]	3,338,000	[1]
Research and development non-employee stock-based compensation expense					114,000	(79,000)	[1]	6,098,000	[1]
Fair value of common stock issued in exchange for patent and technology rights			12,250,000	6,173,000	6,173,000			6,173,000	[1]	18,423,000
Fair value of Parent Company common stock issued in exchange for licensing rights								3,954,000	[1]	3,954,000
Research and development expenses	1,213,000	6,947,000	14,985,000	8,100,000	10,451,000	6,624,000	[1]	56,182,000	[1]	71,167,000
General and administrative expense					2,172,000	4,357,000	[1]	27,637,000	[1]
General and administrative employee stock-based compensation expense					436,000	1,675,000	[1]	9,498,000	[1]
Fair value of common stock warrants issued for general and administrative expense					13,000			13,000	[1]
Fair value of Parent Company common stock and common stock warrants issued for general and administrative expense						114,000	[1]	2,689,000	[1]
General and administrative expenses	977,000	716,000	1,652,000	1,468,000	2,621,000	6,146,000	[1]	39,837,000	[1]	41,489,000
Total operating expenses	2,190,000	7,663,000	16,637,000	9,568,000						112,656,000
Operating loss	(1,965,000)	(7,663,000)	(16,359,000)	(9,568,000)	(12,975,000)	(12,770,000)	[1]	(95,922,000)	[1]	(112,281,000)
Interest income (expense)	4,000	(6,000)	4,000	(27,000)	(30,000)			598,000	[1]	602,000
Other income, net		70,000	(3,000)	71,000	125,000	2,551,000	[1]	6,441,000	[1]	6,438,000
Loss before provision for income taxes					(12,880,000)	(10,219,000)	[1]	(88,883,000)	[1]
Provision for income taxes							[1]		[1]
Net loss	(1,961,000)	(7,599,000)	(16,358,000)	(9,524,000)	(12,880,000)	(10,219,000)	[1]	(88,883,000)	[1]	(105,241,000)
Accretion of Series A convertible preferred stock and dividends	(2,399,000)	(10,620,000)	(5,946,000)	(10,620,000)	(12,815,000)			(12,815,000)	[1]	(18,761,000)
Net loss applicable to common stockholders	$ (4,360,000)	$ (18,219,000)	$ (22,304,000)	$ (20,144,000)	$ (25,695,000)	$ (10,219,000)	[1]	$ (101,698,000)	[1]	$ (124,002,000)
Net loss per common share applicable to common stockholders:
Basic and diluted loss per share	$ (0.39)	$ (4.13)	$ (2.52)	$ (5.2)	$ (5.62)	$ (8.44)	[1]
Weighted average common shares outstanding:
Basic and diluted	11,168,144	4,406,780	8,845,026	3,877,387	4,573,787	1,211,147	[1]

[1]	(1) The statement of operations for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2012.

Condensed Statements of Stockholders' Equity/Divisional Equity (USD $)	Total	Series A Preferred Stock [Member]	Deficit Accumulated Since Incorporation [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Divisional Equity [Member]	Parent Company's Net Deficit [Member]
Balance at Dec. 31, 2002
Net loss	(89,000)						(89,000)
Balance at Dec. 31, 2003	(89,000)						(89,000)
Net loss	(3,272,000)						(3,272,000)
Net transactions with Parent Company	2,393,000						2,393,000
Balance at Dec. 31, 2004	(968,000)						(968,000)
Net loss	(2,209,000)						(2,209,000)
Net transactions with Parent Company	2,727,000						2,727,000
Balance at Dec. 31, 2005	(450,000)						(450,000)
Net loss	(2,405,000)						(2,405,000)
Net transactions with Parent Company	2,587,000						2,587,000
Balance at Dec. 31, 2006	2,000
Balance at Dec. 31, 2006	(268,000)						(268,000)
Balance at Apr. 03, 2006	0
Cash contribution from Parent Company	2,000					2,000
Balance at Dec. 31, 2006	2,000					2,000
Balance at Dec. 31, 2006	(268,000)
Non-cash equity adjustments from Parent Company	4,318,000					4,318,000
Stock-based compensation	1,814,000					1,814,000
Cash contribution from Parent Company	15,679,000					15,679,000
Net loss	(10,990,000)					(10,990,000)
Balance at Dec. 31, 2007	10,823,000					10,823,000
Non-cash equity adjustments from Parent Company	750,000					750,000
Stock-based compensation	3,824,000					3,824,000
Cash contribution from Parent Company	7,944,000					7,944,000
Net loss	(14,373,000)					(14,373,000)
Balance at Dec. 31, 2008	8,968,000					8,968,000
Non-cash equity adjustments from Parent Company	(1,756,000)					(1,756,000)
Stock-based compensation	4,202,000					4,202,000
Cash contribution from Parent Company	7,714,000					7,714,000
Net loss	(18,387,000)					(18,387,000)
Balance at Dec. 31, 2009	741,000					741,000
Non-cash equity adjustments from Parent Company	(2,326,000)					(2,326,000)
Stock-based compensation	4,368,000					4,368,000
Cash contribution from Parent Company	11,640,000					11,640,000
Net loss	(11,993,000)					(11,993,000)
Balance at Dec. 31, 2010	2,430,000					2,430,000
Issuance of Series A convertible preferred stock, shares	0
Non-cash equity adjustments from Parent Company	(8,083,000)					(8,083,000)
Cash contributions to Parent Company, net	369,000					369,000
Stock-based compensation	1,987,000					1,987,000
Reclassification of derivative liability upon elimination of obligation	9,249,000					9,249,000
Net loss-Predecessor (RNAi)	(7,682,000)					(7,682,000)
Recapitalization of divisional deficit			(1,740,000)		10,000	1,730,000
Recapitalization of divisional deficit, Shares				3,347,996
Stock-based compensation	122,000				122,000
Cash contribution from Parent Company	1,500,000				1,500,000
Expenses paid by Parent Company for RXi	2,058,000				2,058,000
Net loss	(2,537,000)		(2,537,000)
Balance at Dec. 31, 2011	(587,000)		(4,277,000)		3,690,000
Balance, shares at Dec. 31, 2011				3,347,996
Issuance of Series A convertible preferred stock		9,500,000
Issuance of Series A convertible preferred stock, shares	9,726	9,500
Beneficial conversion feature related to Series A convertible preferred stock	9,500,000	(9,500,000)			9,500,000
Accretion of beneficial conversion feature related to Series A convertible preferred stock	(9,500,000)	9,500,000			(9,500,000)
Issuance of common stock in exchange for patent and technology rights	6,173,000				6,173,000
Issuance of common stock in exchange for patent and technology rights, shares	1,394,997			1,394,997
Stock-based compensation	968,000				968,000
Issuance of common stock warrants in exchange for services	13,000				13,000
Expenses paid by Parent Company for RXi	699,000				699,000
Conversion of Series A convertible preferred stock	224,000	(224,000)			224,000
Conversion of Series A convertible preferred stock to common stock, shares	546,014	(224)		546,014
Fair value of Series A convertible preferred stock dividends	(3,315,000)				(3,315,000)
Dividends paid on Series A convertible preferred stock	2,865,000	450,000			2,865,000
Dividends paid on Series A convertible preferred stock, shares		450
Net loss	(12,880,000)		(12,880,000)
Balance at Dec. 31, 2012	(5,840,000)	9,726,000	(17,157,000)		11,317,000
Balance, shares at Dec. 31, 2012		9,726		5,289,007
Issuance of common stock, net of offering costs of $727	15,651,000			1,000	15,650,000
Issuance of Series A convertible preferred stock, shares	9,771
Issuance of common stock, net of offering costs of $727, shares				3,765,230
Issuance of common stock in exchange for patent and technology rights	12,250,000				12,250,000
Issuance of common stock in exchange for patent and technology rights, shares				1,666,666
Stock-based compensation	1,057,000				1,057,000
Conversion of Series A convertible preferred stock	295,000	(295,000)			295,000
Conversion of Series A convertible preferred stock to common stock, shares	719,082	(295)		719,082
Fair value of Series A convertible preferred stock dividends	(5,946,000)				(5,946,000)
Dividends paid on Series A convertible preferred stock	5,606,000	340,000			5,606,000
Dividends paid on Series A convertible preferred stock, shares		340
Net loss	(16,358,000)		(16,358,000)
Balance at Jun. 30, 2013	$ 6,715,000	$ 9,771,000	$ (33,515,000)	$ 1,000	$ 40,229,000
Balance, shares at Jun. 30, 2013		9,771		11,439,985

Condensed Statements of Stockholders' Equity/Divisional Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Statement Of Stockholders Equity [Abstract]
Offering costs	$ 727

Condensed Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended			120 Months Ended		126 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2012 Predecessor [Member]		Jun. 30, 2013 Predecessor [Member]
Cash flows from operating activities:
Net loss	$ (16,358,000)	$ (9,524,000)	$ (12,880,000)	$ (10,219,000)	[1]	$ (88,883,000)	[1]	$ (105,241,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	53,000	79,000	147,000	163,000		811,000		864,000
(Gain) Loss on disposal of equipment			(8,000)	40,000		44,000		44,000
Non-cash rent expense						29,000		29,000
Accretion and receipt of bond discount						35,000		35,000
Non-cash share-based compensation	1,057,000	374,000	968,000	2,109,000		18,934,000		19,991,000
Fair value of common stock warrants issued in exchange for services		13,000	13,000			13,000		13,000
Loss on exchange of equity instruments				900,000		900,000		900,000
Fair value of Parent Company's shares mandatorily redeemable for cash upon exercise of warrants						(785,000)		(785,000)
Fair value of Parent Company's common stock and common stock warrants issued in exchange for services				114,000		2,689,000		2,689,000
Change in fair value of derivatives of Parent Company issued in connection with various equity financings				(3,413,000)		(5,604,000)		(5,604,000)
Fair value of common stock issued in exchange for patent and technology rights	12,250,000	6,173,000	6,173,000			6,173,000	[1]	18,423,000
Fair value of Parent Company common stock issued in exchange for licensing rights						3,954,000	[1]	3,954,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5,000	24,000	(26,000)	(20,000)		(196,000)		(191,000)
Accounts payable	(58,000)	(110,000)	29,000	(337,000)		416,000		358,000
Due to former parent		597,000	597,000			390,000		390,000
Deferred revenue	(279,000)	(49,000)	(298,000)	816,000		518,000		239,000
Accrued expenses and other current liabilities	146,000	(232,000)	223,000	(142,000)		1,403,000		1,549,000
Net cash used in operating activities	(3,184,000)	(2,655,000)	(5,062,000)	(9,989,000)		(59,159,000)		(62,343,000)
Cash flows from investing activities:
Change in restricted cash				(53,000)		(53,000)		(53,000)
Purchases of short-term investments	(9,000,000)					(37,532,000)		(46,532,000)
Maturities of short-term investments						37,497,000		37,497,000
Cash paid for purchase of equipment and furnishings	(2,000)	(6,000)	(15,000)	(59,000)		(760,000)		(762,000)
Proceeds from disposal of equipment and furnishings			33,000			32,000		32,000
Cash paid for lease deposit			(2,000)			(47,000)		(47,000)
Net cash used in investing activities	(9,002,000)	(6,000)	16,000	(112,000)		(863,000)		(9,865,000)
Cash flows from financing activities:
Cash contributions from Parent Company, net		699,000	699,000	3,330,000		55,923,000		55,923,000
Proceeds from issuance of Series A convertible preferred stock		8,500,000	8,500,000			8,500,000		8,500,000
Proceeds from issuance of convertible notes payable		500,000	500,000	500,000		1,000,000		1,000,000
Net proceeds from the issuance of common stock	15,651,000							15,651,000
Repayments of capital lease obligations	(5,000)	(19,000)	(29,000)	(117,000)		(274,000)		(279,000)
Net cash provided by financing activities	15,646,000	9,680,000	9,670,000	3,713,000		65,149,000		80,795,000
Net (decrease) increase in cash and cash equivalents	3,460,000	7,019,000	4,624,000	(6,388,000)		5,127,000		8,587,000
Cash and cash equivalents at the beginning of period	5,127,000	503,000	503,000	6,891,000
Cash and cash equivalents at end of period	8,587,000	7,522,000	5,127,000	503,000		5,127,000		8,587,000
Supplemental disclosure of cash flow information:
Cash received during the period for interest	4,000					724,000		728,000
Cash paid during the period for interest			30,000	1,000		38,000		38,000
Supplemental disclosure of non-cash investing and financing activities:
Settlement of corporate formation expenses in exchange for Parent Company common stock						978,000		978,000
Fair value of derivatives issued in connection with Parent Company common stock				8,722,000		14,051,000		14,051,000
Fair value of Parent Company shares mandatorily redeemable for cash upon exercise of warrants						785,000		785,000
Allocation of management expenses						551,000		551,000
Equipment and furnishings exchanged for Parent Company common stock						48,000		48,000
Equipment and furnishings acquired through capital lease				80,000		277,000		277,000
Non-cash lease deposit						50,000		50,000
Value of Parent Company restricted stock units and common stock issued in lieu of bonuses included in accrued expenses				427,000		427,000		427,000
Value of Parent Company restricted stock units issued in lieu of cash bonuses						207,000		207,000
Reclassification of derivative liability upon elimination of obligation				9,249,000		9,249,000		9,249,000
Fair value of Parent Company stock options modified				960,000		960,000		960,000
Conversion of Series A convertible preferred stock into common stock	295,000	194,000	224,000			224,000		519,000
Fair value of Series A convertible preferred stock beneficial conversion feature		9,500,000	9,500,000			9,500,000		9,500,000
Accretion of Series A convertible preferred stock		9,500,000	9,500,000			9,500,000		9,500,000
Fair value of Series A convertible preferred stock dividends	5,946,000	1,120,000	3,315,000			3,315,000		9,261,000
Conversion of notes payable into Series A convertible preferred stock		$ 1,000,000	$ 1,000,000			$ 1,000,000		$ 1,000,000

[1]	(1) The statement of operations for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2012.

Description of Business and Basis of Presentation	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Description of Business and Basis of Presentation

1. Description of Business and Basis of Presentation

Prior to April 13, 2011, Galena Biopharma, Inc. (“Galena” or the “Parent Company”) (formerly known as RXi Pharmaceuticals Corporation) was engaged primarily in conducting discovery research and preclinical development activities based on RNAi, and Galena’s financial statements for periods prior to April 13, 2011 reflected solely the assets, liabilities and results of operations attributable to Galena’s RNAi-based assets, liabilities and results of operations. On April 13, 2011, Galena broadened its strategic direction by adding the development and commercialization of cancer therapies that utilize peptide-based immunotherapy products, including a main product candidate, NeuVax, for the treatment of various cancers. On September 24, 2011, Galena contributed to RXi Pharmaceuticals Corporation (“RXi,” “Registrant,” or the “Company”), a newly formed subsidiary of Galena, substantially all of Galena’s RNAi-related technologies and assets. The newly formed RXi was incorporated on September 8, 2011 with the issuance of 100 initial shares at a price of $0.01 per share, for total consideration of $1.00. RXi was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011.

As a result of these transactions, historical financial information from the period January 1, 2003 through September 23, 2011 included in the Condensed Statements of Operations, Statements of Convertible Preferred Stock and Stockholders’ Equity, Divisional Equity, and Parent Company’s Net Deficit and Cash Flows for the cumulative period from inception (January 1, 2003) through June 30, 2013, has been “carved out” of the financial statements of Galena (the “Predecessor”) for such periods. Such financial information is limited to Galena’s RNAi-related activities, assets and liabilities only, and excludes activities, assets and liabilities that are attributable to Galena’s cancer therapy activities.

To date, RXi’s principal activities, including that of its Predecessor, have consisted of conducting discovery research and preclinical development activities utilizing its RNAi therapeutic platform, initiating clinical development for its first lead therapeutic candidate, acquiring RNAi technologies and patent rights through exclusive, co-exclusive and non-exclusive licenses, recruiting an RNAi-focused management and scientific/clinical advisory team, capital raising activities and conducting business development activities aimed at establishing research and development partnerships with pharmaceutical and larger biotechnology companies.

On March 6, 2013, RXi entered into a Securities Purchase Agreement (the “SPA”) pursuant to which RXi agreed to issue a total of 3,765,230 shares of common stock at a price of $4.35 per share (after giving effect to the reverse stock split effected on July 23, 2013, described below). The gross proceeds from the offering, which closed on March 12, 2013, were approximately $16.4 million, and the net proceeds, after payment of commissions and other costs of the offering, were approximately $15.6 million. The Company believes that its existing cash and cash equivalents will be sufficient to fund the Company’s operations, including the planned Phase 2 program for RXI-109, into fiscal 2015.

On July 18, 2013, the Board of Directors of the Company approved a 1-for-30 reverse stock split of the Company’s outstanding common stock, which was effected on July 23, 2013. Stockholders who would otherwise have been entitled to fractional shares as a result of the reverse stock split were entitled to receive a cash payment in lieu of receiving fractional shares. Shares of common stock underlying outstanding stock options and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. Shares of common stock reserved for issuance upon the conversion of the Company’s Series A Preferred Stock were proportionately reduced and the respective conversion prices were proportionately increased. All share and per share amounts in the financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split, including reclassifying an amount equal to the reduction in par value to additional paid-in capital.

We expect to incur significant operating losses as we advance our product candidates through the drug development and regulatory process. We have generated significant losses to date, have not generated any product revenue to date and may not generate product revenue in the foreseeable future, if ever. In the future, RXi will be dependent on obtaining funding from third parties, such as proceeds from the issuance of debt, sale of equity, funded research and development programs and payments under partnership and collaborative agreements, in order to maintain RXi’s operations and meet RXi’s obligations to licensors. There is no guarantee that debt, additional equity or other funding will be available to the Company on acceptable terms, or at all. If the Company fails to obtain additional funding when needed, RXi would be forced to scale back, or terminate the Company operations or to seek to merge with or to be acquired by another company.

Basis of Presentation

Historical financial information from the period January 1, 2003 through September 23, 2011 included in the Condensed Statements of Operations, Statements of Convertible Preferred Stock and Stockholders’ Equity, Divisional Equity, and Parent Company’s Net Deficit and Cash Flows for the cumulative period from inception (January 1, 2003) through June 30, 2013, has been “carved out” of the financial statements of Galena and the Predecessor for such periods. Such financial information is limited to Galena’s RNAi-related activities, assets and liabilities only, and excludes activities, assets and liabilities that are attributable to Galena’s cancer therapy activities. RXi was formed on September 8, 2011 and was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011.

Uses of estimates in preparation of financial statements

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments with an original maturity of three months or less to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts and certificates of deposit.

Short-term Investments

The Company’s short term investments consist of certificates of deposit with original maturities ranging from 6 months to 1 year.

Restricted Cash

Restricted cash consists of certificates of deposit on hand with the Company’s financial institutions as collateral for its corporate credit cards.

Revenue Recognition

Revenue consists of grant revenues. Revenues from government grants are recognized over the respective contract periods as the services are performed, provided there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection of the related receivable is reasonably assured, and no contingencies remain outstanding. Monies received prior to the recognition of revenue are recorded as deferred revenue.

Net loss per share

The Company accounts for and discloses net loss per common share in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, “Earnings per Share.” Basic and diluted net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding. When the effects are not anti-dilutive, diluted earnings per share is computed by dividing the Company’s net earnings by the weighted average number of common shares outstanding and the impact of all dilutive potential common shares. There were no potential dilutive common shares for all periods presented.

The following table sets forth the potential common shares excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive:

	June 30,
	2013	2012
RXi options to purchase common stock	2,548,264	2,103,264
Common stock underlying Series A Preferred Stock	23,817,544	22,971,157
Warrants to purchase common stock	4,615	4,615

Total	26,370,423	25,079,036

Comprehensive Loss

The Company’s net loss is equal to its comprehensive loss for all periods presented.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

2. Fair Value Measurements

The Company follows the provisions of FASB ASC Topic 820, “Fair Value Measurements and Disclosures”.

The Company’s financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and are re-measured and reported at fair value at least annually using a fair value hierarchy that is broken down into three levels. Level inputs are as defined as follows:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

Level 3 — significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The Company categorized its restricted cash as Level 1 hierarchy. The valuation for Level 1 was determined based on a “market approach” using quoted prices in active markets for identical assets. Valuations of these assets do not require a significant degree of judgment. The Company categorized its cash equivalents and short term investments as Level 2 hierarchy. The valuation for Level 2 was determined based on data points that are observable, such as quoted prices, interest rates and yield curves. Financial assets measured at fair value on a recurring basis are summarized as follows, in thousands:

Description	June 30, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$7,000	$—	$7,000	$—
Restricted cash	53	53	—	—
Short-term investments	9,000	—	9,000	$—

Total assets	$16,053	$53	$16,000	$—

Description	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Restricted cash	$53	$53	$—	$—

Total assets	$53	$53	$—	$—

Fair Value of Financial Instruments

The carrying amounts reported in the balance sheet for cash equivalents, restricted cash, short-term investments, accounts payable, and capital leases approximate their fair values due to their short-term nature and market rates of interest.

4. Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). The standard amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), to require additional disclosures related to transfers in and out of Levels 1 and 2 and for activity in Level 3 and clarifies other existing disclosure requirements. The Company adopted ASU 2010-06 beginning January 1, 2010. This update had no impact on the Company’s financial statements.

The Company’s financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and are re-measured and reported at fair value at least annually using a fair value hierarchy are broken down into three levels. Level inputs are as defined as follows:

Level 1 — quoted prices in active markets for identical assets or liabilities;

Level 2 — other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date;

Level 3 — significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The Company categorized its restricted cash as Level 1 hierarchy. The valuation for Level 1 was determined based on a “market approach” using quoted prices in active markets for identical assets. Valuations of these assets do not require a significant degree of judgment. The following tables summarize the Company’s restricted cash at December 31, 2012 and 2011, respectively, in thousands:

Description	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Restricted cash	$53	$53	$—	$—

Total assets	$53	$53	$—	$—

Description	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Restricted cash	$53	$53	$—	$—

Total assets	$53	$53	$—	$—

Preferred Stock	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Preferred Stock

3. Preferred Stock

The Company has authorized up to 10,000,000 shares of preferred stock, $0.0001 par value per share, for issuance. The preferred stock will have such rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, as shall be determined by the Company’s board of directors upon its issuance.

Series A Preferred Stock

At June 30, 2013, there were 9,771 shares of Series A Preferred Stock outstanding. The increase from December 31, 2012 of 45 shares represents conversions of Series A Preferred Stock into common shares offset by quarterly dividends paid in additional shares of Series A Preferred Stock.

Dividends

Holders of Series A Preferred Stock shall be entitled to receive cumulative mandatory dividends at the rate per share of seven percent (7%) of the face amount ($1,000 per share) per annum, payable quarterly on each March 31, June 30, September 30 and December 31. Dividends shall be payable in additional shares of Series A Preferred Stock valued for this purpose at the face amount. In the event there are not sufficient authorized preferred shares available to pay such a dividend, the dividend shall instead accrete to and increase the value of the outstanding Series A Preferred Stock. The fair value of the Series A Preferred Stock dividend, which is included in the Company’s net loss applicable to common shareholders, is calculated by multiplying the number of common shares that a preferred holder would receive upon conversion by the closing price of the Company’s common stock on the dividend payment date.

The fair value of the Series A Preferred Stock dividends for the three months ended June 30, 2013 and 2012 was $2,399,000 and $1,120,000, respectively. The fair value of the Series A Preferred Stock dividends for the six months ended June 30, 2013 and 2012 was $5,946,000 and $1,120,000, respectively. The fair value of the Series A Preferred Stock dividends is included in the Company’s net loss applicable to common shareholders.

Conversion

Each holder of shares of Series A Preferred Stock may, at any time and from time to time, convert each of its shares into a number of fully paid and non-assessable shares of common stock at the defined conversion rate. Initially, each share of Series A Preferred Stock is convertible into 2,437.57 shares of common stock. In no event shall any holder of shares of Series A Preferred Stock have the right to convert shares of Series A Preferred Stock into shares of common stock to the extent that, after giving effect to such conversion, the holder, together with any of its affiliates, would beneficially own more than 9.999% of the then-issued and outstanding shares of common stock.

For the three and six months ended June 30, 2013 and 2012, 295 and 194 Series A Preferred Stock were converted into 719,082 and 472,887 shares of common stock, respectively.

Series A-1 Preferred Stock

On August 13, 2013, we entered into an exchange agreement (the “Exchange Agreement”) with Tang Capital Partners, L.P. (“TCP”) pursuant to which TCP agreed to exchange certain of its shares of Series A Preferred Stock for Series A-1 Preferred Stock. See Note 6, “Subsequent Events.”

Stock Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Based Compensation

4. Stock Based Compensation

The Company follows the provisions of the FASB ASC Topic 718, “Compensation — Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees and non-employee directors including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

For stock options granted as consideration for services rendered by non-employees, the Company recognizes compensation expense in accordance with the requirements of FASB ASC Topic 505-50, “Equity Based Payments to Non-Employees”. Non-employee option grants that do not vest immediately upon grant are recorded as an expense over the requisite service period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these options, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of the Company’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options granted to non-employees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

RXi Stock-Based Compensation

The Company is currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants issued in the three and six month periods ended June 30, 2013 and 2012, the following assumptions were used:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2013	2012	2013	2012
Weighted average risk-free interest rate	1.25%	0.93%	1.25%	0.93%
Weighted average expected volatility	75.53%	88.38%	75.53%	88.38%
Weighted average expected lives (years)	5.92	6.00	5.92	6.00
Weighted average expected dividend yield	0.00%	0.00%	0.00%	0.00%

The weighted average fair value of options granted during the three month periods ended June 30, 2013 and 2012 was $3.90 and $1.75, respectively. The weighted average fair value of options granted during the six month periods ended June 30, 2013 and 2012 was $3.90 and $1.75, respectively.

The Company’s expected common stock price volatility assumption is based upon the volatility of a composition of comparable companies. The expected life assumptions for employee grants were based upon the simplified method provided for under ASC 718-10. The expected life assumptions for non-employees were based upon the contractual term of the option. The dividend yield assumption of zero is based upon the fact that the Company has never paid cash dividends and presently has no intention of paying cash dividends. The risk-free interest rate used for each grant was also based upon prevailing short-term interest rates. The Company has estimated an annualized forfeiture rate of 5.0% for options granted to its employees and 0% forfeiture rate for directors. The Company will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeiture rates are higher than estimated.

The following table summarizes the activity of Company’s stock option plan for the period January 1, 2013 to June 30, 2013:

	Total Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2013	2,128,264	$3.00
Granted	420,000	6.30
Exercised	—	—
Cancelled	—	—

Outstanding at June 30, 2013	2,548,264	$3.60

Options exercisable at June 30, 2013	727,896	$3.00

The following table summarizes the stock-based compensation expenses included in operating expenses as follows, in thousands:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Research and development stock-based compensation expense	$136	$107	$561	$244
General and administrative stock-based compensation expense	293	53	496	130

Total stock-based compensation expense	$429	$160	$1,057	$374

Predecessor (RNAi) Stock-Based Compensation Expense

Stock-based compensation expense prior to the completion of the spinoff was allocated to the carved out financial statements based on an estimate of time spent by Galena employees, board members, scientific advisory board members, and outside consultants on RXi related matters. Galena options held by current RXi employees were cancelled at the date of the completion of the spin-off except for options to purchase an aggregate of 477,191 shares of Galena common stock. The Company will continue to recognize stock compensation expense on the non-cancelled options as they vest. Under the terms of the option awards, these options will continue to vest as long as the individuals are employed by RXi. As of June 30, 2013, 468,941 options remain outstanding with a range of exercise prices from $0.65 to $7.50.

Of the total stock-based compensation expense recorded by RXi, approximately $3,100 and $32,000 related to options issued by Galena for the three months ended June 30, 2013 and 2012, respectively.

Of the total stock-based compensation expense recorded by RXi, approximately $6,800 and $246,000 related to options issued by Galena for the six months ended June 30, 2013 and 2012, respectively.

9. Stock-Based Compensation

The Company follows the provisions of the ASC 718, which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees and non-employee directors including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

For stock options granted as consideration for services rendered by non-employees, the Company recognizes compensation expense in accordance with the requirements of ASC 505-50. Non-employee option grants that do not vest immediately upon grant are recorded as an expense over the requisite service period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these options, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of the Company’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options granted to non-employees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

RXi Stock-Based Compensation

On January 23, 2012, the Company’s board of directors and sole stockholder adopted the RXi Pharmaceuticals Corporation 2012 Long-Term Incentive Plan (the “2012 Incentive Plan”). Under the 2012 Incentive Plan, the Company may grant incentive stock options, nonqualified stock options, cash awards, stock appreciation rights, restricted and unrestricted stock and stock unit awards and other stock-based awards. As of December 31, 2012, an aggregate of 3,000,000 shares of common stock were reserved for issuance under the Company’s 2012 Incentive Plan, including 2,128,264 shares subject to outstanding common stock options granted under this plan and 871,736 shares available for future grants.

The Company’s board of directors currently acts as the administrator of the Company’s 2012 Incentive Plan. The administrator has the power to select participants from among the key employees, directors and consultants of and advisors to the Company, establish the terms, conditions and vesting schedule, if applicable, of each award and to accelerate vesting or exercisability of any award.

The Company is currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants for the year ended December 31, 2012 and 2011, the following assumptions were used:

	Year Ended December 31,
	2012	2011
Risk-free interest rate	0.69% – 1.64%	N/A
Expected volatility	88.17% – 115.21%	N/A
Expected option term (years)	5.20 – 10.00	N/A
Expected dividend yield	0.00%	N/A

The weighted-average fair value of options granted during the year ended December 31, 2012 was $2.10 per share.

The Company’s expected common stock price volatility assumption is based upon the volatility of a composition of comparable companies. The expected life assumptions for employee grants were based upon the simplified method provided for under ASC 718-10. The expected life assumptions for non-employees were based upon the contractual term of the option. The dividend yield assumption of zero is based upon the fact that RXi has never paid cash dividends and presently has no intention of paying cash dividends. The risk-free interest rate used for each grant was also based upon the yield on zero-coupon U.S. Treasury securities. RXi has estimated an annualized forfeiture rate of 5.0% for options granted to its employees and 0% forfeiture rate for the directors.

RXi will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeiture rates are higher than estimated.

The following table summarizes the activity of Company’s stock option plan for the period January 1, 2012 to December 31, 2012:

	Stock Options	Weighted Average Exercise Price
Outstanding, January 1, 2012	—	—
Granted	2,128,264	3.00
Exercised	—	—
Cancelled	—	—

Outstanding, December 31, 2012	2,128,264	$3.00

Exercisable, December 31, 2012	157,221	$3.30

The weighted-average remaining contractual life of options outstanding and exercisable at December 31, 2012 was 9.40 years and 9.39 years, respectively.

The aggregate intrinsic value of outstanding options as of December 31, 2012 was $1,900. The aggregate intrinsic value of exercisable options as of December 31, 2012 was $950. The aggregate intrinsic value is calculated based on the positive difference between the closing fair market value of the Company’s common stock and the exercise price of the underlying options.

RXi recorded approximately $968,000 and $2,111,000 of stock-based compensation for the years ended December 31, 2012 and 2011, respectively. As of December 31, 2012, there was $3,859,000 of unrecognized compensation cost related to outstanding options that is expected to be recognized as a component of RXi’s operating expenses through 2016.

Predecessor (RNAi) Stock-Based Compensation Expense

The following stock-based compensation information relates to stock options issued by Galena. Stock-based compensation expense prior to the completion of the spinoff was allocated to the carved out financial statements based on an estimate of time spent by Galena employees, board members, scientific advisory board members, and outside consultants on RXi related matters. Galena options held by current RXi employees were cancelled at the date of the completion of the spin-off except for options to purchase an aggregate of 477,191 shares of Galena common stock. The Company will continue to recognize stock compensation expense on the non-cancelled options as they vest. Under the terms of the option awards, these options will continue to vest as long as the individuals are employed by RXi. As of December 31, 2012, 477,191 options remain outstanding with a range of exercise prices from $0.65 to $7.50.

Galena is currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants for the year ended December 31, 2012 and 2011, the following assumptions were used:

	Year Ended December 31,
	2012	2011
Weighted average risk-free interest rate	1.01%	1.76%
Weighted average expected volatility	75.96%	105.06%
Weighted average expected term (years)	5.96	5.51
Weighted average expected dividend yield	0.00%	0.00%

The weighted average fair value of options granted during the years ended December 31, 2012 and 2011 was $0.47 and $0.98 per share, respectively.

Galena’s expected common stock price volatility assumption is based upon the volatility of a composition of comparable companies. The expected life assumptions for employee grants were based upon the simplified method provided for under ASC 718-10. The expected life assumptions for non-employees were based upon the contractual term of the option. The dividend yield assumption of zero is based upon the fact that Galena has never paid cash dividends and presently has no intention of paying cash dividends. The risk-free interest rate used for each grant was also based upon the yield on zero-coupon U.S. Treasury securities. Galena has estimated an annualized forfeiture rate of 15.0% for options granted to its employees, 8.0% for options granted to senior management and no forfeiture rate for the directors. RXi will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeiture rates are higher than estimated.

Of the total stock-based compensation expense recorded by RXi, approximately $283,000 and $2,111,000 related to options issued by Galena for the years ended December 31, 2012 and 2011, respectively.

Common Stock	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Common Stock

5. Common Stock

Common Stock Issuances

On March 1, 2013, the Company entered into an asset purchase agreement with OPKO Health, Inc. (“OPKO”) pursuant to which RXi acquired substantially all of OPKO’s RNAi-related assets, including patents, licenses, clinical and preclinical data and other related assets. Upon the close of the asset purchase agreement with OPKO on March 12, 2013, the Company issued to OPKO 1,666,666 shares of common stock (after giving effect to the reverse stock split effected on July 23, 2013). Under the asset purchase agreement, the Company will make, if applicable, up to $50 million per product in development and commercialization milestones for the successful development and commercialization of products utilizing the acquired OPKO intellectual property. In addition, if applicable, upon commercialization of these products the Company will make royalty payments to OPKO.

The Company assessed the acquired OPKO RNAi assets under FASB ASC Topic 805, “Business Combinations” (“ASC 805”), and it was determined that the transaction be accounted for as a purchase of assets, as the acquired assets did not constitute a business under the guidance of ASC 805. The assets purchased from OPKO are at an early stage of development, and, as such, determining the future economic benefit of the OPKO RNAi assets at the date of acquisition is highly uncertain. The fair value of the assets was determined using the quoted market price of the Company’s common stock, on the date of the transfer of the assets, of March 12, 2013. Accordingly, the fair value of the OPKO RNAi assets acquired of $12,250,000 was expensed as in-process research and development during the quarter ended March 31, 2013.

On March 6, 2013, the Company entered into a SPA, pursuant to which the Company agreed to issue a total of 3,765,230 shares of common stock at a price of $4.35 per share (after giving effect to the reverse stock split effected on July 23, 2013) (the “March 2013 Offering”). The gross proceeds from the March 2013 Offering, which closed on March 12, 2013, were approximately $16.4 million, and the net proceeds, after payment of commissions and other costs, were approximately $15.6 million. The Company intends to use the proceeds from the March 2013 Offering for general corporate purposes, including the advancement of the RXI-109 program, research and development and general and administrative expenses.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

6. Subsequent Events

On June 7, 2013, the Board of Directors and Compensation Committee of approved an employee stock purchase plan (“ESPP”), subject to the approval of the Company’s stockholders within twelve months of the date the ESPP was adopted. The ESPP allows employees to contribute a percentage of their cash earnings, subject to certain maximum amounts, to be used to purchase shares of the Company’s common stock on each of two semi-annual purchase dates. The purchase price is equal to 90% of the market value per share on either (a) the date of grant of a purchase right under the ESPP or (b) the date on which such purchase right is deemed exercised, whichever is lower. The maximum number of shares available for issuance pursuant to the ESPP is equal to the lesser of: (a) 50,000 shares, increased on each anniversary of the adoption of the ESPP by one percent (1%) of the total shares of stock then outstanding, and (b) 113,333 shares. Upon adoption of the ESPP on June 7, 2013, an aggregate of 50,000 shares of common stock were authorized and available for issuance under the ESPP.

On August 13, 2013, we entered into an exchange agreement (the “Exchange Agreement”) with TCP pursuant to which TCP exchanged a total of 2,000 shares of Series A Preferred Stock for a like number of shares of Series A-1 Preferred Stock. The terms of the Series A-1 Preferred Stock are identical in all respects to the Series A Preferred Stock, other than the elimination of cash penalties that would potentially be due and payable upon the failure of the Company to have enough shares of Common Stock available to permit the conversion of Series A Preferred Stock into Common Stock. As a result of the elimination of this penalty, the face value of the Series A-1 Preferred Stock will be reclassified on our balance sheet from mezzanine to stockholders’ equity, which reclassification will be reflected in the quarter ending September 30, 2013 and will result in the addition of $2 million to stockholders’ equity. If the exchange and resulting reclassification had taken place in the quarter ended June 30, 2013, the total stockholders equity would have been $8.715 million as of that date.

On July 18, 2013, the Company applied to NASDAQ for approval to move the listing of its common stock from the OTCQX marketplace to The NASDAQ Capital Market.

13. Subsequent Events

The Company evaluated all events or transactions that occurred after December 31, 2012 up through the date these financial statements were issued. The Company did not have any material recognizable or unrecognizable subsequent events except as otherwise disclosed below and elsewhere in the notes to the financial statements.

On March 1, 2013, the Company entered into an asset purchase agreement with OPKO pursuant to which RXi acquired substantially all of OPKO’s RNAi-related assets, including patents, licenses, clinical and preclinical data and other related assets. Upon the close of the asset purchase agreement with OPKO on March 12, 2013, the Company issued to OPKO 1,666,666 shares of common stock. Under the asset purchase agreement, the Company will make, if applicable, up to $50 million per product in development and commercialization milestones for the successful development and commercialization of products utilizing the acquired OPKO intellectual property. In addition, if applicable, upon commercialization of these products the Company will make royalty payments to OPKO.

The Company assessed the acquired OPKO RNAi assets under FASB ASC Topic 805, “Business Combination” (“ASC 805”), and it was determined that the transaction be accounted for as a purchase of assets, as the acquired assets did not constitute a business under the guidance of ASC 805. The assets purchased from OPKO are at an early stage of development, and, as such, determining the future economic benefit of the OPKO RNAi assets at the date of acquisition is highly uncertain. Accordingly, the fair value of the OPKO RNAi assets acquired will be expensed as in-process research and development in the first quarter of 2013.

On March 6, 2013, the Company entered into a securities purchase agreement pursuant to which RXi agreed to issue 3,765,230 shares of common stock at a price of $4.35 per share. The gross proceeds from the offering, which closed on March 12, 2013, were approximately $16.4 million, and the net proceeds, after payment of commissions, were approximately $16.0 million.

On July 18, 2013, the Board of Directors of the Company approved a 1-for-30 reverse stock split of the Company’s outstanding common stock, which was effected on July 23, 2013. Stockholders entitled to fractional shares as a result of the reverse stock split were entitled to receive a cash payment in lieu of receiving fractional shares. Shares of common stock underlying outstanding stock options and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. Shares of common stock reserved for issuance upon the conversion of the Company’s Series A Preferred Stock were proportionately reduced and the respective conversion prices were proportionately increased.

Nature of Business	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Nature of Business

1. Nature of Business

Prior to April 13, 2011, Galena Biopharma, Inc. (“Galena” or the “Parent Company”) (formerly known as RXi Pharmaceuticals Corporation) was engaged primarily in conducting discovery research and preclinical development activities based on RNAi, and Galena’s financial statements for periods prior to April 13, 2011 reflected solely the assets, liabilities and results of operations attributable to Galena’s RNAi-based assets, liabilities and results of operations. On April 13, 2011, Galena broadened its strategic direction by adding the development and commercialization of cancer therapies that utilize peptide-based immunotherapy products, including a main product candidate, NeuVax, for the treatment of various cancers. On September 24, 2011, Galena contributed to RXi Pharmaceuticals Corporation (“RXi,” “Registrant,” or the “Company”), a newly formed subsidiary of Galena, substantially all of Galena’s RNAi-related technologies and assets. The newly formed RXi was incorporated on September 8, 2011 with the issuance of 100 initial shares at a price of $0.01 per share, for total consideration of $1.00. RXi was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011.

As a result of these transactions, certain historical financial information for the fiscal year ended December 31, 2011, as well as the cumulative period from inception (January 1, 2003) through December 31, 2012, has been “carved out” of the financial statements of Galena (the “Predecessor”) for such periods, and includes “carved out” activities through September 23, 2011. Such financial information is limited to Galena’s RNAi-related activities, assets and liabilities only, and excludes activities, assets and liabilities that are attributable to Galena’s cancer therapy activities.

The carved-out financial information includes both direct and indirect expenses. The historical direct expenses consist primarily of the various costs for technology license agreements, sponsored research agreements, fees paid to scientific advisors and employee expenses of employees directly involved in RNAi-related activities. Indirect expenses represent expenses incurred by Galena that were allocable to the RNAi business. The indirect expenses are based upon: (1) estimates of the percentage of time spent by Galena employees working on RNAi business matters, and (2) allocations of various expenses associated with the employees, including salary, benefits, rent associated with the employees’ office space, accounting and other general and administrative expenses. The percentage of time spent by Galena employees was multiplied by these allocable expenses to arrive at the total employee expenses allocable to the RNAi business and reflected in the carved out financial statements.

Management believes the assumptions underlying the carve-out financial information are reasonable; however, the financial position, expenses and cash flows may have been materially different if the RNAi business had operated as a stand-alone entity during the periods presented.

The financial statements reflect the recapitalization of our Predecessor’s divisional deficit as of September 24, 2011, the date Galena contributed assets to RXi. The recapitalization on September 24, 2011 reflects the elimination of the Predecessor’s divisional deficit of $1,730,000 and the issuance of 3,347,996 shares of RXi common stock, par value $0.0001, with a corresponding charge of $1,740,000 to deficit accumulated since incorporation and increase in additional paid-in capital of $10,000 due to the divisional deficit at the date of recapitalization.

RXi was formed on September 8, 2011 and was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011. The RNAi business operated as a division of Galena prior to September 24, 2011. The balance of $17,157,000 in deficit accumulated since the development stage at December 31, 2012 includes RXi’s net loss of $15,417,000 for the period September 24, 2011 to December 31, 2012 and the Predecessor’s cumulative net loss of $73,466,000 through September 23, 2011 offset by cash and non-cash equity transactions of $71,726,000.

To date, RXi’s principal activities, including that of its Predecessor, have consisted of conducting discovery research and preclinical development activities utilizing its RNAi therapeutic platform, acquiring RNAi technologies and patent rights through exclusive, co-exclusive and non-exclusive licenses, recruiting an RNAi-focused management and scientific/clinical advisory team, capital raising activities and conducting business development activities aimed at establishing research and development partnerships with pharmaceutical and larger biotechnology companies.

The Company and the Predecessor have generated significant losses since inception. Additionally, the Company has not generated any product revenues, nor are any revenues expected for the foreseeable future, and as such the Company is considered a development stage company for accounting purposes. The Company expects to incur significant operating losses for the foreseeable future while the Company advances its future product candidates from discovery through preclinical studies and clinical trials and seeks regulatory approval and potential commercialization, even if the Company is collaborating with pharmaceutical and larger biotechnology companies. The Company will need to generate significant revenues to achieve profitability and may never do so. On September 24, 2011, RXi entered into a contribution agreement with Galena pursuant to which:

•

Galena assigned and contributed to RXi substantially all of its RNAi-related technologies and assets, which consist primarily of novel RNAi compounds and licenses from Dharmacon, Inc., Northwestern University, the Carnegie Institute of Washington, and the University of Massachusetts Medical School relating to its RNAi technologies, as well as the lease of its former Worcester, Massachusetts laboratory facility, fixed assets and other equipment located at the facility and its employment arrangements with certain scientific, corporate and administrative personnel who became employees of RXi, as well as research grants from the National Institute of Neurological Disorders and Stroke, National Institute of Allergy and Infectious Diseases, and the National Institute of General Medical Sciences of approximately $800,000 that were subject to the approval of the granting institutions, which was received in 2012; and

•

RXi agreed to assume certain accrued expenses of the RXI-109 development program and all future obligations under the contributed licenses, employment arrangements and other agreements, and RXi agreed to make future milestone payments to Galena of up to $45 million, consisting of two one-time payments of $15 million and $30 million, respectively, if RXi achieves annual net sales equal to or greater than $500 million and $1 billion, respectively, of any covered products that may be developed with the contributed RNAi technologies.

On September 24, 2011, RXi entered into a securities purchase agreement (the “Series A SPA”) with Galena, Tang Capital Partners, LP (“TCP”) and RTW Investments, LLC (“RTW”) pursuant to which:

•

TCP and RTW agreed to purchase a total of 9,500 shares of RXi’s Series A Convertible Preferred Stock (the “Series A Preferred Stock”), for an aggregate purchase price of $9,500,000, at the closing of the spin-off transaction (see below) and to lend RXi up to $1,500,000 to fund RXi’s operations prior to the closing, which would be applied against the $9,500,000 purchase price of the Series A Preferred Stock. The outstanding principal and accrued interest on the loan(s), along with the receipt of the remaining $9,500,000 purchase price, was converted into Series A Preferred Stock at the closing at a conversion price of $1,000 per share;

•

RXi agreed that the Series A Preferred Stock would be convertible by TCP or RTW at any time into shares of RXi common stock, except to the extent that the holder would own more than 9.999% of the shares of RXi common stock outstanding immediately after giving effect to such conversion;

•	Galena contributed $1.5 million of cash to RXi;

•	Galena agreed to distribute to its stockholders 8% of the fully-diluted shares of common stock of RXi that will be outstanding immediately upon the completion of the spin-off transaction; and

•

RXi agreed to reimburse, upon completion of the spin-off transaction, Galena for up to a total of $300,000, and TCP and RTW for a total of up to $100,000, of transaction costs relating to the contribution agreement with Galena, the Series A SPA summarized above and the transactions contemplated by those agreements.

On April 27, 2012, the date of completion of RXi’s spinoff from Galena, the Company issued 9,500 of Series A Preferred Stock to TCP and RTW upon the conversion of approximately $1.0 million in principal and accrued interest under the bridge notes and the receipt of the remaining $8.5 million from TCP and RTW, as provided for in the Series A SPA. At the closing of the spin-off transaction, RXi reimbursed Galena and TCP $300,000 and $100,000, respectively, for transaction related expenses.

As part of the transactions contemplated by the contribution agreement and Series A SPA, on September 24, 2011, RXi entered into an agreement with Advirna, LLC (“Advirna”), a company affiliated with the Company’s former Senior Vice President and Chief Scientific Officer, pursuant to which:

•

Advirna assigned to RXi its existing patent and technology rights related to sd-rxRNA technology in exchange for RXi’s agreement to pay Advirna an annual $100,000 maintenance fee and a one-time $350,000 milestone payment upon the future issuance of the first patent with valid claims covering the assigned patent and technology rights;

•	RXi will also be required to pay a 1% royalty to Advirna for any licensing revenue received by RXi with respect to future licensing of the assigned Advirna patent and technology rights;

•	RXi has granted back to Advirna a license under the assigned patent and technology for fields of use outside the fields of human therapeutics and diagnostics; and

•

RXi agreed to issue to Advirna, upon the completion of the spin-off transaction, shares of RXi’s common stock equal to approximately 5% of the fully diluted shares of RXi common stock assuming the conversion in full of all outstanding Series A Preferred Stock. Accordingly, at the date of the completion of the spin-off, the Company issued 1,394,997 shares of common stock to Advirna. The Company recorded -research and development expense of $6,173,000 to recognize the fair value of the common shares issued in exchange for the sd-rxRNA patent and technology rights assigned to RXi by Advirna.

On March 6, 2013, RXi entered into a common stock purchase agreement (the “Common Stock SPA”) pursuant to which RXi agreed to issue 3,765,230 shares of common stock at a price of $4.35 per share. The gross proceeds from the offering, which closed on March 12, 2013, were approximately $16.4 million, and the net proceeds, after payment of commissions, were approximately $16.0 million. The Company believes that its existing cash and cash equivalents will be sufficient to fund the Company’s operations, including the planned Phase 2 program for RXI-109, into fiscal 2015.

On July 18, 2013, the Board of Directors of the Company approved a 1-for-30 reverse stock split of the Company’s outstanding common stock, which was effected on July 23, 2013. Stockholders entitled to fractional shares as a result of the reverse stock split were entitled to receive a cash payment in lieu of receiving fractional shares. Shares of common stock underlying outstanding stock options and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. Shares of common stock reserved for issuance upon the conversion of the Company’s Series A Preferred Stock were proportionately reduced and the respective conversion prices were proportionately increased. All share and per share amounts in the financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split, including reclassifying an amount equal to the reduction in par value to additional paid-in capital.

We expect to incur significant operating losses as we advance our product candidates through the drug development and regulatory process. We have generated significant losses to date, have not generated any product revenue to date and may not generate product revenue in the foreseeable future, if ever. In the future, RXi will be dependent on obtaining funding from third parties, such as proceeds from the issuance of debt, sale of equity, funded research and development programs and payments under partnership and collaborative agreements, in order to maintain RXi’s operations and meet RXi’s obligations to licensors. There is no guarantee that debt, additional equity or other funding will be available to the Company on acceptable terms, or at all. If the Company fails to obtain additional funding when needed, RXi would be forced to scale back, or terminate the Company operations or to seek to merge with or to be acquired by another company.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation — For the period from January 1, 2003 (date of inception) to December 31, 2006, the Predecessor financial information consists of various transactions of CytRx Corporation (“CytRx”), which were identified as direct expenses related to RNAi therapeutics and disaggregated (“carved out”) from CytRx’s financial statements. In addition, various indirect costs related to RNAi therapeutics (mainly senior management and accounting) were estimated and included as part of the Predecessor carved-out financial information. For the period from April 3, 2006 (date of incorporation of Galena) through December 31, 2007, Galena was operating as a subsidiary of CytRx. CytRx is the former parent of Galena. Galena was formed by CytRx and four prominent RNAi researchers to pursue the development of proprietary therapeutics based on RNAi for the treatment of human diseases. The financial information for the period from April 3, 2006 (date of incorporation of Galena) to December 31, 2012 was compiled from Galena’s books and records through September 23, 2011, and includes an allocation of indirect costs from CytRx for overhead and general administrative costs provided through December 31, 2007 (that have been allocated based upon estimates developed by CytRx’s management and include corporate salaries, benefits, accounting, rent and other general and administrative expenses). There are no Predecessor financial statements for the period from April 3, 2006 (date of incorporation of Galena) to December 31, 2006 as there was no activity. In addition, the financial information for the periods ended December 31, 2011 also includes the results of RXi, the registrant, for the period from September 24, 2011 to December 31, 2011. RXi was formed on September 8, 2011 and was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011.

In January 2012, the Company amended its by-laws to increase its authorized common shares from 1,000 shares to 1,500,000,000 shares and to provide for the authorization of 10,000,000 shares of preferred stock. On April 26, 2012, the Board of Directors declared a 33,479.91 for 1 split in the form of a stock dividend of the Company’s common stock resulting in the distribution on April 26, 2012 of 3,347,996 additional shares to Galena, the Company’s sole stockholder on the record date for the distribution. Contemporaneously, Galena distributed 2,231,996 shares of RXi common stock to its shareholders. Amounts per share and the number of common and preferred shares in the accompanying financial statements have been adjusted to give retroactive effect to the stock split and amount of authorized shares for all periods presented.

Uses of estimates in preparation of financial statements — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ materially from those estimates.

Cash and Cash Equivalents — The Company considers all highly liquid debt instruments with an original maturity of three months or less to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts.

Restricted Cash — Restricted cash consists of certificates of deposit on hand with the Company’s financial institutions as collateral for its corporate credit cards.

Fair Value of Financial Instruments — The carrying amounts reported in the balance sheet for cash equivalents, restricted cash, accounts payable, capital leases and convertible notes payable approximate their fair values due to their short-term nature and market rates of interest.

Equipment and Furnishings — Equipment and furnishings are stated at cost and depreciated using the straight-line method based on the estimated useful lives (generally three-to-five years for equipment and furniture) of the related assets.

Depreciation and amortization expense for the years ended December 31, 2012 and 2011 was approximately $147,000 and $163,000, respectively.

Impairment of Long-Lived Assets — The Company reviews long-lived assets, including finite-lived intangible assets, for impairment on an annual basis, as of December 31, or on an interim basis if an event occurs that might reduce the fair value of such assets below their carrying values. An impairment loss would be recognized based on the difference between the carrying value of the asset and its estimated fair value, which would be determined based on either discounted future cash flows or other appropriate fair value methods. The Company believes no impairment existed as of December 31, 2012 and 2011.

Patents and Patent Application Costs — Although the Company believes that its patents and underlying technology have continuing value, the amount of future benefits to be derived from the patents is uncertain. Patent costs are, therefore, expensed as incurred.

Stock-based Compensation — The Company follows the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 718, “ Compensation — Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees and non-employee directors, and consultants including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

Stock based compensation expense prior to the completion of the spinoff was allocated to the carved out financial statements based on an estimate of time spent by Galena employees, board members, scientific advisory board members, and outside consultants on RXi related matters. Galena options held by current RXi employees were cancelled at the date of the completion of the spin-off except for options to purchase an aggregate of 477,191 shares of Galena common stock. The Company will continue to recognize stock compensation expense on the non-cancelled options as they vest. Under the terms of the option awards, these options will continue to vest as long as the individuals are employed by RXi.

For stock options granted as consideration for services rendered by non-employees, the Company recognizes compensation expense in accordance with the requirements of FASB ASC Topic 505-50, “Equity Based Payments to Non-Employees” (“ASC 505-50”). Non-employee option grants that do not vest immediately upon grant are recorded as an expense over the requisite service period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these options, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of the Company’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options granted to non-employees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

The Company recognized $114,000 and ($79,000) of stock based compensation expense (benefit) related to non-employee stock options for the years ended December 31, 2012 and 2011, respectively.

Revenue Recognition — Revenue consists of grant revenue. Revenue from government grants is recognized over the respective contract periods as the services are performed, provided there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection of the related receivable is reasonably assured, and no contingencies remain outstanding. Monies received prior to the recognition of revenue are recorded as deferred revenue.

Research and Development Expenses — Research and development costs are expensed as incurred. Included in research and development costs are wages, benefits, facilities, supplies, external services and other operating costs and overhead related to the our research and development departments, as well as costs to acquire technology licenses and expenses associated with preparation of clinical trials.

Income Taxes — The Company recognizes liabilities or assets for the deferred tax consequences of temporary differences between the tax basis of assets or liabilities and their reported amounts in the financial statements in accordance with FASB ASC 740-10, “Accounting for Income Taxes” (“ASC 740-10”) . These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets or liabilities are recovered or settled. ASC 740-10 requires that a valuation allowance be established when management determines that it is more likely than not that all or a portion of a deferred asset will not be realized. The Company evaluates the realizability of its net deferred income tax assets and valuation allowances as necessary, at least on an annual basis. During this evaluation, the Company reviews its forecasts of income in conjunction with other positive and negative evidence surrounding the realizability of its deferred income tax assets to determine if a valuation allowance is required. Adjustments to the valuation allowance will increase or decrease the Company’s income tax provision or benefit. The recognition and measurement of benefits related to the Company’s tax positions requires significant judgment, as uncertainties often exist with respect to new laws, new interpretations of existing laws, and rulings by taxing authorities. Differences between actual results and RXi’s assumptions or changes in the Company’s assumptions in future periods are recorded in the period they become known.

Concentrations of Credit Risk — Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents. The Company maintains cash balances in several accounts with one bank, which at times are in excess of federally insured limits. The Company’s investment policy requires investment in any debt securities be at least “investment grade” by national ratings services. All of the non-interest bearing cash balances were fully insured at December 31, 2012 due to temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and the non-interest bearing cash balances may again exceed federally insured limits. As of December 31, 2012, the Company did not have any balances in excess of federally insured limits.

Comprehensive Loss — The Company’s comprehensive loss is equal to its net loss for all periods presented.

Parent Company’s Net Deficit — The Parent Company’s Net Deficit of the Predecessor consists of CytRx’s initial investment in Galena and subsequent changes in Galena’s net investment resulting from Galena being an integrated part of CytRx. All disbursements for the Predecessor were made by CytRx.

Non-cash equity adjustments from Parent Company — Non-cash equity adjustments from Parent Company consist of credits for issuance of common stock for operational purposes, common stock and warrants issued to individuals engaged in RNAi activities, net of charges for the fair value of Galena warrants that were allocated to the RNAi business and accounted for as a cost of equity at the time of issuance.

Net loss per share — The Company accounts for and discloses net loss per common share in accordance with FASB ASC Topic 260, “Earnings per Share” Basic and diluted net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding.

To determine the shares outstanding for the Company for the periods prior to the distribution of the RXi common shares to the Galena stockholders, Galena’s weighted average number of shares is multiplied by the distribution ratio of one share of RXi common stock for every thirty shares of Galena common stock. Basic loss per share is computed by dividing the Company’s losses by the weighted average number of shares outstanding during the period. When the effects are not anti-dilutive, diluted earnings per share is computed by dividing the Company’s net earnings by the weighted average number of shares outstanding and the impact of all dilutive potential common shares. There were no potential dilutive common shares for all periods presented.

The following table sets forth the potential common shares excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive:

	December 31,
	2012	2011
Options to purchase RXi common stock	2,128,264	—
Common stock underlying Series A Preferred Stock	23,707,454	—
Warrants to purchase common stock	4,615	—

Total	25,840,333	—

Reclassifications — Certain prior period items have been reclassified to conform to the current year presentation, which affect balance sheet presentation only.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Pronouncements

3. Recent Accounting Pronouncements

In February 2013, the FASB issued amendments to the accounting guidance for presentation of comprehensive income to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income, but do require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where the net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about these amounts. This new standard is required to be applied retrospectively and is effective for fiscal years and interim periods within those years beginning after December 15, 2012. The adoption of this standard did not impact the Company’s financial statements as the Company’s comprehensive loss is equal to its net loss for all periods presented.

Capital Lease Obligations	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Capital Lease Obligations

5. Capital Lease Obligations

The Company acquires equipment under capital leases, which is included in equipment and furnishings in the balance sheet. The cost and accumulated amortization of capitalized leased equipment was approximately $26,000 and $17,000 at December 31, 2012, respectively, and $236,000 and $93,000 at December 31, 2011, respectively. Amortization expense for capitalized leased equipment was approximately $19,000 and $53,000 for the years ended December 31, 2012 and 2011, respectively. During the years ended December 31, 2012 and 2011, the interest expense on these capital leases was negligible. Future minimum lease payments under the capital leases are $5,000 for the year ending December 31, 2013.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

6. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following, in thousands:

	December 31,
	2012	2011
Professional fees	$108	$142
Research and development costs	256	93
Payroll related costs	403	309

Total accrued expenses and other current liabilities	$767	$544

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

License Commitments

The Company acquires assets under development and enters into research and development arrangements with third parties that often require milestone and royalty payments based on the progress of the asset through development stages. Milestone payments may be required, for example, upon approval of the product for marketing by a regulatory agency. In certain agreements, the Company is required to make royalty payments based upon a percentage of the sales of the products licensed pursuant to such agreements. Because of the contingent nature of these payments, they are not included in the table of contractual obligations shown below (see also Note 11).

These arrangements may be material individually, and in the unlikely event that milestones for multiple products covered by these arrangements were reached in the same period, the aggregate charge to expense could be material to the results of operations. In addition, these arrangements often give the Company the discretion to unilaterally terminate development of the product, which would allow the Company to avoid making the contingent payments; however, the Company is unlikely to cease development if the compound successfully achieves clinical testing objectives.

License agreements generally relate to the Company’s obligations associated with RNAi. The Company continually assesses the progress of its licensed technology and the progress of its research and development efforts as it relates to its licensed technology and may terminate with notice to the licensor at any time. In the event these licenses are terminated, no amounts will be due.

The Company’s contractual license obligations that will require future cash payments as of December 31, 2012 are as follows, in thousands:

Year Ending December 31,
2013	$153
2014	138
2015	138
2016	138
2017	138
2018 and thereafter	535

Total	$1,240

Operating Leases

The Company leases certain office and laboratory under various operating leases.

Total rent expense under the Company’s operating leases was $138,000 and $220,000 for the years ended December 31, 2012 and 2011, respectively.

At December 31, 2012, the Company’s future minimum payments required under operating leases are as follows, in thousands:

Year Ending December 31,
2013	$57
2014	13

Total	$70

The Company applies the disclosure provisions FASB ASC Topic 460, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others” (“ASC 460”), to its agreements that contain guarantee or indemnification clauses. The Company provides: (i) indemnifications of varying scope and size to certain investors and other parties for certain losses suffered or incurred by the indemnified party in connection with various types of third-party claims; and (ii) indemnifications of varying scope and size to officers and directors against third party claims arising from the services they provide to us. These indemnifications give rise only to the disclosure provisions of ASC 460. To date, the Company has not incurred costs as a result of these obligations and does not expect to incur material costs in the future. Accordingly, the Company has not accrued any liabilities in its financial statements related to these indemnifications.

Convertible Preferred Stock and Stockholder's Deficit	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Convertible Preferred Stock and Stockholder's Deficit

8. Convertible Preferred Stock and Stockholder’s Deficit

Preferred Stock

The Company has authorized up to 10,000,000 shares of preferred stock, $0.0001 par value per share, for issuance. The preferred stock will have such rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, as shall be determined by the Company’s board of directors upon its issuance.

On April 27, 2012, the date of completion of RXi’s spinoff from Galena, the Company issued 9,500 shares of Series A Preferred Stock. At December 31, 2012, there were 9,726 shares of Series A Preferred Stock outstanding. The increase from the original issuance of 9,500 shares to 9,726 shares at December 31, 2012, represents quarterly dividends paid in additional shares of Series A Preferred Stock, offset by Series A Preferred Stock converted into common shares. The Series A Preferred Stock has the rights and preferences set forth in the Certificate of Designations, Preferences and Rights of Series A Convertible Preferred Stock of the Company (the “Certificate of Designations”), as summarized below.

Dividends

Holders of Series A Preferred Stock shall be entitled to receive cumulative mandatory dividends at the rate per share of seven percent (7%) of the face amount ($1,000 per share) per annum, payable quarterly on each March 31, June 30, September 30 and December 31. Dividends shall be payable in additional shares of Series A Preferred Stock valued for this purpose at the face amount. In the event there are not sufficient authorized preferred shares available to pay such a dividend, the dividend shall instead accrete to and increase the value of the outstanding Series A Preferred Stock. The fair value of the Series A Preferred Stock dividend, which is included in the Company’s net loss applicable to common shareholders, is calculated by multiplying the number of common shares that a preferred holder would receive upon conversion by the closing price of the Company’s common stock on the dividend payment date. For the year ended December 31, 2012, the fair value of the Series A Preferred Stock dividends of $3,315,000 was included in the Company’s net loss applicable to common shareholders.

Liquidation Preference

The “Liquidation Preference” with respect to a share of Series A Preferred Stock means an amount equal to the face amount of the shares plus all accrued and unpaid dividends on the Series A Preferred Stock (as adjusted for any stock dividends, combinations, splits, recapitalizations and the like with respect to such shares). In the event of a liquidation, dissolution, or winding up, whether voluntary or involuntary, no distribution shall be made to the holders of any shares of capital stock of the Company (other than Senior Securities pursuant to the rights, preferences and privileges thereof) unless, prior to this, the holders of shares of Series A Preferred Stock have received the Liquidation Preference with respect to each share then outstanding.

Conversion

Each holder of shares of Series A Preferred Stock may, at any time and from time to time, convert each of its shares into a number of fully paid and non-assessable shares of common stock at the defined conversion rate. Initially, each share of Series A Preferred Stock is convertible into 2,437.57 shares of common stock. In no event shall any holder of shares of Series A Preferred Stock have the right to convert shares of Series A Preferred Stock into shares of common stock to the extent that, after giving effect to such conversion, the holder, together with any of its affiliates, would beneficially owning more than 9.999% of the then-issued and outstanding shares of common stock.

If, at any time, the number of outstanding shares of common stock is increased by a stock split, stock dividend, combination, reclassification or other similar event (in each case, whether by merger or otherwise), then the conversion price shall be proportionately reduced. If the number of outstanding shares of common stock is decreased by a reverse stock split, combination or reclassification of shares, or other similar event (in each case, whether by merger or otherwise), then the conversion price shall be proportionately increased. Holders of Series A Preferred Stock are also entitled to adjustments to the conversion price and other rights in the event of a merger, change of control and other defined events.

Voting

The holders of Series A Preferred Stock do not have any right to elect directors and have only limited voting rights, which consist primarily of the right to vote under certain protective provisions set forth in the Certificate of Designations, regarding: (i) any proposed amendment to the Series A Preferred Stock or its right and preferences; and (ii) any proposed “Deemed Liquidation Event” as defined in the Certificate of Designations.

Accounting for the Series A Preferred Stock

Upon its issuance, the Series A Preferred Stock was first assessed under FASB ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”), and it was determined that it was not within the scope of ASC 480; therefore, the Series A Preferred Stock was not considered a liability under ASC 480.

The Series A Preferred Stock was then assessed under FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The Series A Preferred Stock is convertible into common stock at the holders’ option, subject to the terms of the Certificate of Designations. This embedded feature meets the definition of a derivative. The Company believes that the Series A Preferred Stock is an equity host for the purposes of assessing the embedded conversion option for potential bifurcation. The Company concluded that the conversion option feature is clearly and closely related to the preferred stock host. As such, the conversion feature did not require bifurcation under ASC 815.

The Series A Preferred Stock was then assessed under FASB ASC 470, “Debt with Conversion Features and Other Option” (“ASC 470”), to determine if there was a beneficial conversion feature (“BCF”). The BCF compares the carrying value of the preferred stock after the value of any derivatives has been allocated from the proceeds to the transaction date value of the number of shares of common stock that the holder would receive upon conversion. The calculation resulted in a BCF of $9.5 million. The BCF was recorded in additional paid-in capital.

The Company has recorded the Series A Preferred Stock in temporary equity as the Company may not be able to control the actions necessary to issue the maximum number of common shares needed to provide for a conversion in full of the then outstanding Series A Preferred Stock, at which time a holder of the Series A Preferred Stock may elect to redeem their preferred shares outstanding in the amount equal to the face value per share, plus unpaid accrued dividends. The initial carrying value of the Series A Preferred Stock was $9.5 million. Upon completion of the spinoff, the conversion option of the Series A Preferred Stock was immediately exercisable; therefore, the $9.5 million discount related to the BCF was immediately accreted to Series A Preferred Stock, resulting in an increase in the carrying value of the Series A Preferred Stock to $9.5 million. For the year ended December 31, 2012, the fair value of the BCF of $9.5 million was included in the Company’s net loss applicable to common shareholders.

During the year ended December 31, 2012, 224 shares of Series A Preferred Stock were converted into 546,014 shares of common stock of the Company.

Common Stock

The Company has authorized up to 1,500,000,000 shares of common stock, $0.0001 par value per share, for issuance. Shares of common stock are reserved as follows:

As of December 31, 2012
Common stock underlying Series A Preferred Stock	23,707,454
Warrants outstanding	4,615
Stock options outstanding	2,128,264
Options reserved for future issuance under the Company’s 2012 Incentive Plan	871,736

Total reserved for future issuance	26,712,069

Galena Derivative Liabilities

Derivatives classified as liabilities

Liability-classified derivatives consist of derivatives issued in connection with equity financings by Galena in April 2011, March 2011, March 2010, and March 2009. These warrants were determined not to be indexed to the Galena’s common stock, as they are potentially settleable in cash.

The estimated fair value of outstanding derivatives accounted for as liabilities is determined at each balance sheet date. The change in the estimated fair value of the derivative liability is recorded in the statement of operations as other income (expense). On September 24, 2011, the fair value of Galena’s derivatives was reclassified to divisional deficit immediately prior to the recapitalization of the Company, as the Company was effectively released of any liability or obligation to settle the warrants pursuant to the contribution agreement with Galena entered into on this date.

The fair value of the derivatives is estimated using the Black-Scholes option pricing model with the following inputs:

	As of September 24, 2011
	April 2011 Warrants	March 2011 5 Year Warrants	March 2011 13 Month Warrants	March 2010 Warrants	August 2009 Warrants
Strike price	$1.00	$1.00	$1.00	$2.70	$4.50
Expected term	6.56	4.40	0.50	5.00	2.80
Volatility	98.87%	98.87%	98.87%	98.87%	98.87%
Risk-free rate	1.35%	0.63%	0.02%	0.89%	0.37%

Galena’s expected volatility is based on a combination of implied volatilities of similar publicly traded entities. The expected life assumption is based on the remaining contractual terms of the warrants. The risk-free rate is based on the zero coupon rates for U.S. Treasury securities in effect at the time of issuance. The dividend yield used in the pricing model is zero, because Galena has no present intention to pay cash dividends.

The change in fair value of the warrant liability during the period ended September 24, 2011 was as follows (in thousands):

	April 2011 Warrants	March 2011 Warrants	March 2010 Warrants	August 2009 Warrants	Total
Derivative liability, January 1, 2011	$—	$—	$1,195	$1,943	$3,138
Derivative liability at issuance	6,932	1,790	—	—	8,722
Change in fair value of derivatives	561	(625)	(881)	(1,666)	(2,611)
Reclassification to divisional deficit	(7,493)	(1,165)	(314)	(277)	(9,249)

Derivative liability, September 24, 2011	$—	$—	$—	$—	$—

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

The components of federal and state income tax expense are as follows (in thousands):

	Year Ended December 31,
	2012	2011
Current
Federal	$—	$—
State	—	—

Total current	—	—
Deferred
Federal	(1,903)	(884)
State	(484)	(229)

Total deferred	(2,387)	(1,113)
Valuation allowance	2,387	1,113

Total income tax expense	$—	$—

The components of net deferred tax assets are as follows (in thousands):

	As of December 31,
	2012	2011
Net operating loss carryforwards	$3,054	$986
Tax credit carryforwards	3	—
Stock based compensation	282	—
Other timing differences	105	127
Licensing deduction deferral	57	—

Gross deferred tax assets	3,501	1,113
Valuation allowance	(3,501)	(1,113)

Net deferred tax asset	$—	$—

Prior to the incorporation of RXi in September 2011, the deferred tax assets of RXi were carved-out of the financial statements of Galena. Accordingly, the deferred tax assets at December 31, 2011 are not necessarily reflective of the deferred tax assets of RXi after its incorporation. RXi’s deferred tax assets at December 31, 2012 consisted primarily of its net operating loss carryforwards, tax credit carryforwards and certain accruals that for tax purposes are not deductible until future payment is made.

The Company has incurred net operating losses since inception. At December 31, 2012, the Company had federal and state net operating loss carryforwards of approximately $7.8 million, which are available to reduce future taxable income expiring in 2031. Net operating loss and research and development tax credit carryforwards generated prior to September 8, 2011 were retained by Galena and not available to RXi. Based on an assessment of all available evidence including, but not limited to the Company’s limited operating history in its core business and lack of profitability, uncertainties of the commercial viability of its technology, the impact of government regulation and healthcare reform initiatives, and other risks normally associated with biotechnology companies, the Company has concluded that it is more likely than not that these net operating loss carryforwards and credits will not be realized and, as a result, a 100% deferred income tax valuation allowance has been recorded against these assets.

Under the provisions of the Internal Revenue Code, certain substantial changes in the Company’s ownership may result in a limitation on the amount of net operating loss carryforwards and research and development credit carryforwards which could be utilized annually to offset future taxable income and taxes payable.

The Company adopted certain provisions of ASC 740, effective January 1, 2007, which clarifies the accounting for uncertainty in income taxes recognized in financial statements and requires the impact of a tax position to be recognized in the financial statements if that position is more likely than not of being sustained by the taxing authority. The adoption of ASC 740-10 did not have any effect on the Company’s financial position or results of operations.

The Company files income tax returns in the U.S. and Massachusetts. The Company is subject to tax examinations for the 2012 tax year. The Company does not believe there will be any material changes in its unrecognized tax positions over the next 12 months. RXi has not incurred any interest or penalties. In the event that the Company is assessed interest or penalties at some point in the future, they will be classified in the financial statements as general and administrative expense.

License Agreements	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
License Agreements

11. License Agreements

As part of its business, the Company enters into licensing agreements with third parties that often require milestone and royalty payments based on the progress of the asset through development stages. Milestone payments may be required, for example, upon approval of the product for marketing by a regulatory agency. In certain agreements, the Company is required to make royalty payments based upon a percentage of the sales of the products licensed pursuant to such agreements.

The expenditures required under these arrangements may be material individually in the event that the Company develops product candidates covered by the intellectual property licensed under any such arrangement, and in the unlikely event that milestones for multiple products covered by these arrangements were reached in the same period, the aggregate charge to expense could be material to the results of operations. In addition, these arrangements often give the Company discretion to unilaterally terminate development of the product, which would allow the Company to avoid making the contingent payments; however, the Company is unlikely to cease development if the compound successfully achieves clinical testing objectives.

University of Massachusetts Medical School . We hold a non-exclusive license from the University of Massachusetts Medical School (“UMMS”). This license grants to us rights under certain UMMS patent applications to make, use and sell products related to applications of RNAi technologies in particular fields, including HCMV and retinitis, amyotrophic lateral sclerosis, known as “ALS” or “Lou Gehrig’s Disease,” diabetes and obesity. Throughout the term of the license, we must pay UMMS an annual maintenance fee of $15,000. We also will be required to pay to UMMS customary royalties of up to 10% of: (i) any future net sales of licensed products; (ii) income received from any sublicensees under this license; and (iii) net sales of commercial clinical laboratory services, subject to a minimum royalty of $50,000 beginning in 2016. We also agreed to pay expenses incurred by UMMS in prosecuting and maintaining the licensed patents.

The UMMS license was effective on April 15, 2003, and will remain in effect until: (i) the expiration of all issued patents within the “patent rights” (as defined); or (ii) for a period of ten years after the effective date if no such patents have issued within the ten-year period, unless earlier terminated in accordance with the provisions of the license. In the event that either party commits a material breach of its obligations under the UMMS license and fails to cure that breach within 60 days after receiving written notice thereof, the other party may terminate the UMMS license immediately upon written notice to the party in breach.

Dharmacon. We have entered into a license agreement with Dharmacon, Inc. (now part of Thermo Fisher Scientific Inc.), pursuant to which we obtained an exclusive license to certain RNAi sequences for a number of target genes for the development of our rxRNA ® compounds. Furthermore, we hold the right to license additional RNAi sequences, under the same terms, disclosed by Thermo Fisher Scientific Inc. in its pending patent applications against target genes and have received an option for exclusivity for other siRNA configurations. As partial consideration for this license, we have agreed to pay future clinical milestone payments in an aggregate amount of up to $2,000,000 and royalty payments of either 0.25% or 0.5% based on the level of any future sales of siRNA compositions developed in connection with the licensed technology.

Advirna. We have entered into agreements with Advirna, or their surviving entity, pursuant to which Advirna assigned to us its existing patent and technology rights related to sd-rxRNA technology in exchange for our agreement to pay Advirna an annual maintenance fee of $100,000 and a one-time milestone payment of $350,000 upon the issuance of the first patent with valid claims covering the assigned technology. Additionally, we will be required to pay a 1% royalty to Advirna on any licensing revenue received by us with respect to future licensing of the assigned Advirna patent and technology rights. We also granted back to Advirna a license under the assigned patent and technology rights for fields of use outside human therapeutics and diagnostics and issued to Advirna, upon the completion of the spin-off transaction from Galena, 1,394,997 shares of common stock. The Company recorded research and development expense of $6,173,000 to recognize the fair value of the common shares issued in exchange for the sd-rxRNA ® patent and technology rights assigned to RXi by Advirna.

Our rights under the Advirna agreement will expire upon the later of: (i) the expiration of the last-to-expire of the “patent rights” (as defined) included in the Advirna agreement; or (ii) the abandonment of the last-to-be abandoned of such patents, unless earlier terminated in accordance with the provisions of the agreement.

We may terminate the Advirna agreement at any time upon 90 days’ written notice to Advirna, and Advirna may terminate the agreement upon 90 days’ prior written notice in the event that we cease using commercially reasonable efforts to research, develop, license or otherwise commercialize the patent rights or “royalty-bearing products” (as defined), provided that we may refute such claim within such 90-day period by showing budgeted expenditures for the research, development, licensing or other commercialization consistent with other technologies of similar stage of development and commercial potential as the patent rights or royalty-bearing products. Further, either party at any time may provide to the other party written notice of a material breach of the agreement. If the other party fails to cure the identified breach within 90 days after the date of the notice, the aggrieved party may terminate the agreement by written notice to the party in breach.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

As part of the transactions contemplated by the contribution agreement and Series A SPA, on September 24, 2011, RXi entered into an agreement with Advirna, which was co-founded by RXi’s former Senior Vice President and Chief Scientific Officer, pursuant to which Advirna assigned to RXi its existing patent and technology rights related to sd -rxRNA ® technology in exchange for RXi’s agreement to pay Advirna an annual maintenance fee, other consideration upon the achievement of certain milestones and issued to Advirna, at the date of the completion of the spinoff, 1,394,997 shares of common stock. We also granted back to Advirna a license under the assigned patent and technology rights for fields of use outside human therapeutics and diagnostics (see also Note 11).

Pursuant to a letter agreement between Galena and each founder dated as of April 30, 2007, the “SAB Letters”, in further consideration of the services to be rendered by the founders under the SAB Agreements, Galena granted additional stock options on May 23, 2007 under the 2007 Plan to each of the founders to purchase 26,416 shares of its common stock. Unless a founder terminates a SAB Agreement without good reason (as defined therein) or the Company terminates a SAB Agreement with cause (as defined therein), the options granted pursuant to the SAB Letters will fully vest from and after April 29, 2012 and will have a term of ten years from the date of grant. At December 31, 2012 and 2011, the fair market value of stock options under the SAB Agreement for each founder was approximately $28,000 and $5,000, respectively, which was estimated using the Black-Scholes option-pricing model as more fully discussed above under the summary of significant accounting policies and the stock based compensation footnote. Included in the Company’s financial statements for the years ended December 31, 2012 and 2011 is approximately $93,500 of expense and $159,000 of income, respectively, related to these stock options.

Description of Business and Basis of Presentation (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

Historical financial information from the period January 1, 2003 through September 23, 2011 included in the Condensed Statements of Operations, Statements of Convertible Preferred Stock and Stockholders’ Equity, Divisional Equity, and Parent Company’s Net Deficit and Cash Flows for the cumulative period from inception (January 1, 2003) through June 30, 2013, has been “carved out” of the financial statements of Galena and the Predecessor for such periods. Such financial information is limited to Galena’s RNAi-related activities, assets and liabilities only, and excludes activities, assets and liabilities that are attributable to Galena’s cancer therapy activities. RXi was formed on September 8, 2011 and was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011.

Basis of Presentation — For the period from January 1, 2003 (date of inception) to December 31, 2006, the Predecessor financial information consists of various transactions of CytRx Corporation (“CytRx”), which were identified as direct expenses related to RNAi therapeutics and disaggregated (“carved out”) from CytRx’s financial statements. In addition, various indirect costs related to RNAi therapeutics (mainly senior management and accounting) were estimated and included as part of the Predecessor carved-out financial information. For the period from April 3, 2006 (date of incorporation of Galena) through December 31, 2007, Galena was operating as a subsidiary of CytRx. CytRx is the former parent of Galena. Galena was formed by CytRx and four prominent RNAi researchers to pursue the development of proprietary therapeutics based on RNAi for the treatment of human diseases. The financial information for the period from April 3, 2006 (date of incorporation of Galena) to December 31, 2012 was compiled from Galena’s books and records through September 23, 2011, and includes an allocation of indirect costs from CytRx for overhead and general administrative costs provided through December 31, 2007 (that have been allocated based upon estimates developed by CytRx’s management and include corporate salaries, benefits, accounting, rent and other general and administrative expenses). There are no Predecessor financial statements for the period from April 3, 2006 (date of incorporation of Galena) to December 31, 2006 as there was no activity. In addition, the financial information for the periods ended December 31, 2011 also includes the results of RXi, the registrant, for the period from September 24, 2011 to December 31, 2011. RXi was formed on September 8, 2011 and was not engaged in any activities other than its initial incorporation from September 8, 2011 to September 23, 2011.

In January 2012, the Company amended its by-laws to increase its authorized common shares from 1,000 shares to 1,500,000,000 shares and to provide for the authorization of 10,000,000 shares of preferred stock. On April 26, 2012, the Board of Directors declared a 33,479.91 for 1 split in the form of a stock dividend of the Company’s common stock resulting in the distribution on April 26, 2012 of 3,347,996 additional shares to Galena, the Company’s sole stockholder on the record date for the distribution. Contemporaneously, Galena distributed 2,231,996 shares of RXi common stock to its shareholders. Amounts per share and the number of common and preferred shares in the accompanying financial statements have been adjusted to give retroactive effect to the stock split and amount of authorized shares for all periods presented.

Uses of Estimates in Preparation of Financial Statements

Uses of estimates in preparation of financial statements

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Uses of estimates in preparation of financial statements — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments with an original maturity of three months or less to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts and certificates of deposit.

Cash and Cash Equivalents — The Company considers all highly liquid debt instruments with an original maturity of three months or less to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts.

Short Term Investments	Short-term Investments The Company’s short term investments consist of certificates of deposit with original maturities ranging from 6 months to 1 year.
Restricted Cash	Restricted Cash Restricted cash consists of certificates of deposit on hand with the Company’s financial institutions as collateral for its corporate credit cards.	Restricted Cash — Restricted cash consists of certificates of deposit on hand with the Company’s financial institutions as collateral for its corporate credit cards.
Revenue Recognition

Revenue Recognition

Revenue consists of grant revenues. Revenues from government grants are recognized over the respective contract periods as the services are performed, provided there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection of the related receivable is reasonably assured, and no contingencies remain outstanding. Monies received prior to the recognition of revenue are recorded as deferred revenue.

Revenue Recognition — Revenue consists of grant revenue. Revenue from government grants is recognized over the respective contract periods as the services are performed, provided there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection of the related receivable is reasonably assured, and no contingencies remain outstanding. Monies received prior to the recognition of revenue are recorded as deferred revenue.

Net Loss Per Share

Net loss per share

The Company accounts for and discloses net loss per common share in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, “Earnings per Share.” Basic and diluted net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding. When the effects are not anti-dilutive, diluted earnings per share is computed by dividing the Company’s net earnings by the weighted average number of common shares outstanding and the impact of all dilutive potential common shares. There were no potential dilutive common shares for all periods presented.

The following table sets forth the potential common shares excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive:

	June 30,
	2013	2012
RXi options to purchase common stock	2,548,264	2,103,264
Common stock underlying Series A Preferred Stock	23,817,544	22,971,157
Warrants to purchase common stock	4,615	4,615

Total	26,370,423	25,079,036

Net loss per share — The Company accounts for and discloses net loss per common share in accordance with FASB ASC Topic 260, “Earnings per Share” Basic and diluted net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding.

To determine the shares outstanding for the Company for the periods prior to the distribution of the RXi common shares to the Galena stockholders, Galena’s weighted average number of shares is multiplied by the distribution ratio of one share of RXi common stock for every thirty shares of Galena common stock. Basic loss per share is computed by dividing the Company’s losses by the weighted average number of shares outstanding during the period. When the effects are not anti-dilutive, diluted earnings per share is computed by dividing the Company’s net earnings by the weighted average number of shares outstanding and the impact of all dilutive potential common shares. There were no potential dilutive common shares for all periods presented.

The following table sets forth the potential common shares excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive:

	December 31,
	2012	2011
Options to purchase RXi common stock	2,128,264	—
Common stock underlying Series A Preferred Stock	23,707,454	—
Warrants to purchase common stock	4,615	—

Total	25,840,333	—

Comprehensive Loss	Comprehensive Loss The Company’s net loss is equal to its comprehensive loss for all periods presented.	Comprehensive Loss — The Company’s comprehensive loss is equal to its net loss for all periods presented.
Fair Value Measurements and Disclosures

Fair Value Measurements

The Company follows the provisions of FASB ASC Topic 820, “Fair Value Measurements and Disclosures”.

The Company’s financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and are re-measured and reported at fair value at least annually using a fair value hierarchy that is broken down into three levels. Level inputs are as defined as follows:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

Level 3 — significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). The standard amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), to require additional disclosures related to transfers in and out of Levels 1 and 2 and for activity in Level 3 and clarifies other existing disclosure requirements. The Company adopted ASU 2010-06 beginning January 1, 2010. This update had no impact on the Company’s financial statements.

The Company’s financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and are re-measured and reported at fair value at least annually using a fair value hierarchy are broken down into three levels. Level inputs are as defined as follows:

Level 1 — quoted prices in active markets for identical assets or liabilities;

Level 2 — other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date;

Level 3 — significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

Stock based compensation

The Company follows the provisions of the FASB ASC Topic 718, “Compensation — Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees and non-employee directors including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

For stock options granted as consideration for services rendered by non-employees, the Company recognizes compensation expense in accordance with the requirements of FASB ASC Topic 505-50, “Equity Based Payments to Non-Employees”. Non-employee option grants that do not vest immediately upon grant are recorded as an expense over the requisite service period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these options, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of the Company’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options granted to non-employees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

Stock-based Compensation — The Company follows the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 718, “ Compensation — Stock Compensation” (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based payment awards made to employees and non-employee directors, and consultants including employee stock options. Stock compensation expense based on the grant date fair value estimated in accordance with the provisions of ASC 718 is recognized as an expense over the requisite service period.

Stock based compensation expense prior to the completion of the spinoff was allocated to the carved out financial statements based on an estimate of time spent by Galena employees, board members, scientific advisory board members, and outside consultants on RXi related matters. Galena options held by current RXi employees were cancelled at the date of the completion of the spin-off except for options to purchase an aggregate of 477,191 shares of Galena common stock. The Company will continue to recognize stock compensation expense on the non-cancelled options as they vest. Under the terms of the option awards, these options will continue to vest as long as the individuals are employed by RXi.

For stock options granted as consideration for services rendered by non-employees, the Company recognizes compensation expense in accordance with the requirements of FASB ASC Topic 505-50, “Equity Based Payments to Non-Employees” (“ASC 505-50”). Non-employee option grants that do not vest immediately upon grant are recorded as an expense over the requisite service period of the underlying stock options. At the end of each financial reporting period prior to vesting, the value of these options, as calculated using the Black-Scholes option-pricing model, will be re-measured using the fair value of the Company’s common stock and the non-cash compensation recognized during the period will be adjusted accordingly. Since the fair market value of options granted to non-employees is subject to change in the future, the amount of the future compensation expense will include fair value re-measurements until the stock options are fully vested.

The Company recognized $114,000 and ($79,000) of stock based compensation expense (benefit) related to non-employee stock options for the years ended December 31, 2012 and 2011, respectively.

Business Combinations

The Company assessed the acquired OPKO RNAi assets under FASB ASC Topic 805, “Business Combinations” (“ASC 805”), and it was determined that the transaction be accounted for as a purchase of assets, as the acquired assets did not constitute a business under the guidance of ASC 805. The assets purchased from OPKO are at an early stage of development, and, as such, determining the future economic benefit of the OPKO RNAi assets at the date of acquisition is highly uncertain. The fair value of the assets was determined using the quoted market price of the Company’s common stock, on the date of the transfer of the assets, of March 12, 2013. Accordingly, the fair value of the OPKO RNAi assets acquired of $12,250,000 was expensed as in-process research and development during the quarter ended March 31, 2013.

Fair Value of Financial Instruments

Fair Value of Financial Instruments — The carrying amounts reported in the balance sheet for cash equivalents, restricted cash, accounts payable, capital leases and convertible notes payable approximate their fair values due to their short-term nature and market rates of interest.

Equipment and Furnishings

Equipment and Furnishings — Equipment and furnishings are stated at cost and depreciated using the straight-line method based on the estimated useful lives (generally three-to-five years for equipment and furniture) of the related assets.

Depreciation and amortization expense for the years ended December 31, 2012 and 2011 was approximately $147,000 and $163,000, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets — The Company reviews long-lived assets, including finite-lived intangible assets, for impairment on an annual basis, as of December 31, or on an interim basis if an event occurs that might reduce the fair value of such assets below their carrying values. An impairment loss would be recognized based on the difference between the carrying value of the asset and its estimated fair value, which would be determined based on either discounted future cash flows or other appropriate fair value methods. The Company believes no impairment existed as of December 31, 2012 and 2011.

Patents and Patent Application Costs

Patents and Patent Application Costs — Although the Company believes that its patents and underlying technology have continuing value, the amount of future benefits to be derived from the patents is uncertain. Patent costs are, therefore, expensed as incurred.

Research and Development Expenses

Research and Development Expenses — Research and development costs are expensed as incurred. Included in research and development costs are wages, benefits, facilities, supplies, external services and other operating costs and overhead related to the our research and development departments, as well as costs to acquire technology licenses and expenses associated with preparation of clinical trials.

Income Taxes

Income Taxes — The Company recognizes liabilities or assets for the deferred tax consequences of temporary differences between the tax basis of assets or liabilities and their reported amounts in the financial statements in accordance with FASB ASC 740-10, “Accounting for Income Taxes” (“ASC 740-10”) . These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets or liabilities are recovered or settled. ASC 740-10 requires that a valuation allowance be established when management determines that it is more likely than not that all or a portion of a deferred asset will not be realized. The Company evaluates the realizability of its net deferred income tax assets and valuation allowances as necessary, at least on an annual basis. During this evaluation, the Company reviews its forecasts of income in conjunction with other positive and negative evidence surrounding the realizability of its deferred income tax assets to determine if a valuation allowance is required. Adjustments to the valuation allowance will increase or decrease the Company’s income tax provision or benefit. The recognition and measurement of benefits related to the Company’s tax positions requires significant judgment, as uncertainties often exist with respect to new laws, new interpretations of existing laws, and rulings by taxing authorities. Differences between actual results and RXi’s assumptions or changes in the Company’s assumptions in future periods are recorded in the period they become known.

Concentrations of Credit Risk

Concentrations of Credit Risk — Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents. The Company maintains cash balances in several accounts with one bank, which at times are in excess of federally insured limits. The Company’s investment policy requires investment in any debt securities be at least “investment grade” by national ratings services. All of the non-interest bearing cash balances were fully insured at December 31, 2012 due to temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there is no limit to the amount of insurance for eligible accounts. Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and the non-interest bearing cash balances may again exceed federally insured limits. As of December 31, 2012, the Company did not have any balances in excess of federally insured limits.

Parent Company's Net Deficit

Parent Company’s Net Deficit — The Parent Company’s Net Deficit of the Predecessor consists of CytRx’s initial investment in Galena and subsequent changes in Galena’s net investment resulting from Galena being an integrated part of CytRx. All disbursements for the Predecessor were made by CytRx.

Non-cash Equity Adjustments from Parent Company

Non-cash equity adjustments from Parent Company — Non-cash equity adjustments from Parent Company consist of credits for issuance of common stock for operational purposes, common stock and warrants issued to individuals engaged in RNAi activities, net of charges for the fair value of Galena warrants that were allocated to the RNAi business and accounted for as a cost of equity at the time of issuance.

Reclassifications		Reclassifications — Certain prior period items have been reclassified to conform to the current year presentation, which affect balance sheet presentation only.

Description of Business and Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Common Shares Excluded from Calculation of Net Loss Per Common Share

The following table sets forth the potential common shares excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive:

	June 30,
	2013	2012
RXi options to purchase common stock	2,548,264	2,103,264
Common stock underlying Series A Preferred Stock	23,817,544	22,971,157
Warrants to purchase common stock	4,615	4,615

Total	26,370,423	25,079,036

The following table sets forth the potential common shares excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive:

	December 31,
	2012	2011
Options to purchase RXi common stock	2,128,264	—
Common stock underlying Series A Preferred Stock	23,707,454	—
Warrants to purchase common stock	4,615	—

Total	25,840,333	—

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

The valuation for Level 2 was determined based on data points that are observable, such as quoted prices, interest rates and yield curves. Financial assets measured at fair value on a recurring basis are summarized as follows, in thousands:

Description	June 30, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$7,000	$—	$7,000	$—
Restricted cash	53	53	—	—
Short-term investments	9,000	—	9,000	$—

Total assets	$16,053	$53	$16,000	$—

Description	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Restricted cash	$53	$53	$—	$—

Total assets	$53	$53	$—	$—

The following tables summarize the Company’s restricted cash at December 31, 2012 and 2011, respectively, in thousands:

Description	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Restricted cash	$53	$53	$—	$—

Total assets	$53	$53	$—	$—

Description	December 31, 2011	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Restricted cash	$53	$53	$—	$—

Total assets	$53	$53	$—	$—

Stock Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Fair Value Option Award

For option grants issued in the three and six month periods ended June 30, 2013 and 2012, the following assumptions were used:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2013	2012	2013	2012
Weighted average risk-free interest rate	1.25%	0.93%	1.25%	0.93%
Weighted average expected volatility	75.53%	88.38%	75.53%	88.38%
Weighted average expected lives (years)	5.92	6.00	5.92	6.00
Weighted average expected dividend yield	0.00%	0.00%	0.00%	0.00%

The Company is currently using the Black-Scholes option-pricing model to determine the fair value of all its option grants. For option grants for the year ended December 31, 2012 and 2011, the following assumptions were used:

	Year Ended December 31,
	2012	2011
Risk-free interest rate	0.69% – 1.64%	N/A
Expected volatility	88.17% – 115.21%	N/A
Expected option term (years)	5.20 – 10.00	N/A
Expected dividend yield	0.00%	N/A

Summarizes Stock Option Activity

The following table summarizes the activity of Company’s stock option plan for the period January 1, 2013 to June 30, 2013:

	Total Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2013	2,128,264	$3.00
Granted	420,000	6.30
Exercised	—	—
Cancelled	—	—

Outstanding at June 30, 2013	2,548,264	$3.60

Options exercisable at June 30, 2013	727,896	$3.00

The following table summarizes the activity of Company’s stock option plan for the period January 1, 2012 to December 31, 2012:

	Stock Options	Weighted Average Exercise Price
Outstanding, January 1, 2012	—	—
Granted	2,128,264	3.00
Exercised	—	—
Cancelled	—	—

Outstanding, December 31, 2012	2,128,264	$3.00

Exercisable, December 31, 2012	157,221	$3.30

Summary of Stock-based Compensation

The following table summarizes the stock-based compensation expenses included in operating expenses as follows, in thousands:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Research and development stock-based compensation expense	$136	$107	$561	$244
General and administrative stock-based compensation expense	293	53	496	130

Total stock-based compensation expense	$429	$160	$1,057	$374

Predecessor [Member]
Schedule of Fair Value Option Award

For option grants for the year ended December 31, 2012 and 2011, the following assumptions were used:

	Year Ended December 31,
	2012	2011
Weighted average risk-free interest rate	1.01%	1.76%
Weighted average expected volatility	75.96%	105.06%
Weighted average expected term (years)	5.96	5.51
Weighted average expected dividend yield	0.00%	0.00%

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following, in thousands:

	December 31,
	2012	2011
Professional fees	$108	$142
Research and development costs	256	93
Payroll related costs	403	309

Total accrued expenses and other current liabilities	$767	$544

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Cash Payments

The Company’s contractual license obligations that will require future cash payments as of December 31, 2012 are as follows, in thousands:

Year Ending December 31,
2013	$153
2014	138
2015	138
2016	138
2017	138
2018 and thereafter	535

Total	$1,240

Company's Future Minimum Payments	At December 31, 2012, the Company’s future minimum payments required under operating leases are as follows, in thousands:

Year Ending December 31,
2013	$57
2014	13

Total	$70

Convertible Preferred Stock and Stockholder's Deficit (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Summary of Common Stock Reserved for Future Issuance

Shares of common stock are reserved as follows:

As of December 31, 2012
Common stock underlying Series A Preferred Stock	23,707,454
Warrants outstanding	4,615
Stock options outstanding	2,128,264
Options reserved for future issuance under the Company’s 2012 Incentive Plan	871,736

Total reserved for future issuance	26,712,069

Estimated Fair Value of Derivatives Using Black-Scholes Option Pricing Model

The fair value of the derivatives is estimated using the Black-Scholes option pricing model with the following inputs:

	As of September 24, 2011
	April 2011 Warrants	March 2011 5 Year Warrants	March 2011 13 Month Warrants	March 2010 Warrants	August 2009 Warrants
Strike price	$1.00	$1.00	$1.00	$2.70	$4.50
Expected term	6.56	4.40	0.50	5.00	2.80
Volatility	98.87%	98.87%	98.87%	98.87%	98.87%
Risk-free rate	1.35%	0.63%	0.02%	0.89%	0.37%

Summary of Changes in Fair Value of Warrant Liability

The change in fair value of the warrant liability during the period ended September 24, 2011 was as follows (in thousands):

	April 2011 Warrants	March 2011 Warrants	March 2010 Warrants	August 2009 Warrants	Total
Derivative liability, January 1, 2011	$—	$—	$1,195	$1,943	$3,138
Derivative liability at issuance	6,932	1,790	—	—	8,722
Change in fair value of derivatives	561	(625)	(881)	(1,666)	(2,611)
Reclassification to divisional deficit	(7,493)	(1,165)	(314)	(277)	(9,249)

Derivative liability, September 24, 2011	$—	$—	$—	$—	$—

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Federal and State Income Tax Expense

The components of federal and state income tax expense are as follows (in thousands):

	Year Ended December 31,
	2012	2011
Current
Federal	$—	$—
State	—	—

Total current	—	—
Deferred
Federal	(1,903)	(884)
State	(484)	(229)

Total deferred	(2,387)	(1,113)
Valuation allowance	2,387	1,113

Total income tax expense	$—	$—

Components of Net Deferred Tax Assets

The components of net deferred tax assets are as follows (in thousands):

	As of December 31,
	2012	2011
Net operating loss carryforwards	$3,054	$986
Tax credit carryforwards	3	—
Stock based compensation	282	—
Other timing differences	105	127
Licensing deduction deferral	57	—

Gross deferred tax assets	3,501	1,113
Valuation allowance	(3,501)	(1,113)

Net deferred tax asset	$—	$—

Description of Business and Basis of Presentation - Additional Information (Detail) (USD $)	1 Months Ended				6 Months Ended		12 Months Ended			1 Months Ended				6 Months Ended
	Mar. 12, 2013	Mar. 06, 2013	Apr. 26, 2012	Sep. 08, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Jul. 18, 2013 Subsequent Events [Member]	Mar. 31, 2013 Subsequent Events [Member]	Mar. 12, 2013 Subsequent Events [Member]	Mar. 06, 2013 Subsequent Events [Member]	Jun. 30, 2013 Minimum [Member] Certificates of Deposit [Member]	Jun. 30, 2013 Maximum [Member] Certificates of Deposit [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of shares initially issued				100
Common stock, par value		$ 4.35		$ 0.01	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001				$ 4.35
Total consideration of initial shares				$ 1
Common stock, shares issued		3,765,230
Proceeds from issuance of common stock, net of commissions and other costs of the offering	15,600,000										16,000,000	16,000,000
Gross proceeds from the offering	$ 16,400,000				$ 15,651,000						$ 16,400,000	$ 16,400,000
Reverse Stock Split Ratio Description										Board of Directors of the Company approved a 1-for-30 reverse stock split of the Company's outstanding common stock
Reverse Stock Split Ratio			33,479.91							0.033
Certificates of deposit, maturity period														6 months	1 year
Number of dilutive common shares					0	0	0

Description of Business and Basis of Presentation - Common Shares Excluded from Calculation of Net Loss Per Common Share (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	26,370,423	25,079,036	25,840,333
Options to Purchase RXi Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	2,548,264	2,103,264	2,128,264
Common Stock Underlying Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	23,817,544	22,971,157	23,707,454
Warrants to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	4,615	4,615	4,615

Fair Value Measurements - Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash equivalents	$ 7,000
Restricted cash	53	53	53
Short-term investments	9,000
Total assets	16,053	53	53
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Cash equivalents
Restricted cash	53	53	53
Short-term investments
Total assets	53	53	53
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash equivalents	7,000
Restricted cash
Short-term investments	9,000
Total assets	16,000
Unobservable Inputs (Level 3) [Member]
Assets:
Cash equivalents
Restricted cash
Short-term investments
Total assets

Convertible Preferred Stock and Stockholder's Deficit - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended						3 Months Ended						6 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Mar. 06, 2013	Jan. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Sep. 08, 2011	Jun. 30, 2013 Series A Preferred Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Jun. 30, 2012 Series A Preferred Stock [Member]	Mar. 31, 2012 Series A Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Apr. 27, 2012 Series A Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member] Affiliated Entity [Member]	Jun. 30, 2012 Series A Preferred Stock [Member] Affiliated Entity [Member]	Jun. 30, 2013 Series A Preferred Stock [Member] Affiliated Entity [Member]	Jun. 30, 2012 Series A Preferred Stock [Member] Affiliated Entity [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000		10,000,000		10,000,000		10,000,000
Preferred stock, face amount	$ 0.0001		$ 0.0001		$ 0.0001						$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000		$ 1,000	$ 1,000
Preferred stock, shares outstanding	9,771		9,771		9,726			0			9,771		9,726				9,771	9,726
Conversions of series A preferred stock into common shares																	45	224		295	194	295	194
Preferred stock, dividends per share											7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Fair value of Series A convertible preferred stock dividends	$ 2,399,000	$ 1,120,000	$ 5,946,000	$ 1,120,000	$ 3,315,000
Preferred stock, convertible to common stock											2,437.57		2,437.57				2,437.57	2,437.57
Percentage of affiliates owning shares																	10.00%	10.00%
Number of common stock issuable on conversion of preferred stock per preferred stock	719,082	472,887	719,082	472,887	546,014												(295)	(224)
Preferred stock, shares issued	9,771		9,771		9,726			0	9,500				9,500					9,500	9,500
Value of BCF				9,500,000	9,500,000													(9,500,000)
Preferred stock, carrying value	9,771,000		9,771,000		9,726,000								9,500,000					9,500,000
Preferred stock, exercisable value				(9,500,000)	(9,500,000)													9,500,000
Preferred stock, increase in carrying value																		$ 9,500,000
Common stock, shares authorized	1,500,000,000		1,500,000,000		1,500,000,000		1,500,000,000	1,500,000,000
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001	$ 4.35		$ 0.0001	$ 0.0001	$ 0.01

Stock Based Compensation - Schedule of Fair Value Option Award (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk-free interest rate	1.25%	0.93%	1.25%	0.93%		1.01%	1.76%	0.69%	1.64%
Weighted average expected volatility	75.53%	88.38%	75.53%	88.38%		75.96%	105.06%	88.17%	115.21%
Weighted average expected lives (years)	5 years 11 months 1 day	6 years	5 years 11 months 1 day	6 years		5 years 11 months 16 days	5 years 6 months 4 days	5 years 2 months 12 days	10 years
Weighted average expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Stock Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted	$ 3.9	$ 1.75	$ 3.9	$ 1.75	$ 2.1
Forfeiture rate for options granted to employees			5.00%		5.00%
Forfeiture rate for options granted to directors			0.00%		0.00%
Purchase of common stock	2,548,264		2,548,264		2,128,264
Exercise price of options, Minimum	$ 0.65				$ 0.65
Exercise price of options, Maximum	$ 7.5				$ 7.5
Stock-based compensation	$ 429,000	$ 160,000	$ 1,057,000	$ 374,000	$ 114,000	$ (79,000)
Maximum shares of common stock authorized for issuance and available for future grants					3,000,000
Shares of common stock available for future grants					871,736
Weighted-average remaining contractual life of options outstanding					9 years 4 months 24 days
Weighted-average remaining contractual life of options exercisable					9 years 4 months 21 days
Aggregate intrinsic value of options outstanding					1,900
Aggregate intrinsic value of exercisable options					950
RXi [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation					968,000	2,111,000
Unrecognized compensation cost					3,859,000
Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of options granted					$ 0.47	$ 0.98
Forfeiture rate for options granted to employees					15.00%
Forfeiture rate for options granted to directors					0.00%
Purchase of common stock	477,191		477,191		477,191
Options outstanding	468,941		468,941
Stock-based compensation	$ 3,100	$ 32,000	$ 6,800	$ 246,000	$ 283,000	$ 2,111,000
Forfeiture rate for options granted to senior management					8.00%

Stock Based Compensation - Summarizes Stock Option Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Total Number of Shares Outstanding, Beginning Balance	2,128,264
Total Number of Shares, Granted	420,000	2,128,264
Total Number of Shares, Exercised
Total Number of Shares, Cancelled
Total Number of Shares Outstanding, Ending Balance	2,548,264	2,128,264
Total Number of Shares, Exercisable	727,896	157,221
Weighted Average Exercise Price, Beginning Balance	$ 3
Weighted Average Exercise Price, Granted	$ 6.3	$ 3
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Ending Balance	$ 3.6	$ 3
Weighted Average Exercise Price, Exercisable	$ 3	$ 3.3

Stock Based Compensation - Summary of Stock-based Compensation Expenses (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
General and administrative stock-based compensation expense	$ 429,000	$ 160,000	$ 1,057,000	$ 374,000	$ 114,000	$ (79,000)
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
General and administrative stock-based compensation expense	136,000	107,000	561,000	244,000
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
General and administrative stock-based compensation expense	$ 293,000	$ 53,000	$ 496,000	$ 130,000

Common Stock - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended					0 Months Ended		3 Months Ended
	Mar. 12, 2013	Jun. 30, 2013	Dec. 31, 2012	Mar. 06, 2013	Dec. 31, 2011	Sep. 24, 2011	Sep. 08, 2011	Mar. 12, 2013 OPKO Health, Inc.[Member]	Mar. 12, 2013 Maximum [Member] OPKO Health, Inc.[Member]	Mar. 31, 2013 Quoted Prices in Active Markets (Level 1) [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Common stock, issued			1,394,997					1,666,666
Development and commercialization charges									$ 50,000,000
Fair value of assets acquired		12,250,000	6,173,000							12,250,000
Common stock, shares issued		11,439,985	5,289,007	3,765,230	3,347,996
Common stock, par value		$ 0.0001	$ 0.0001	$ 4.35	$ 0.0001	$ 0.0001	$ 0.01
Gross proceeds from issuance of common stock	16,400,000	15,651,000
Proceeds from issuance of common stock, net of commissions and other costs of offering	$ 15,600,000

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended											0 Months Ended		1 Months Ended			3 Months Ended			0 Months Ended		6 Months Ended
	Mar. 12, 2013	Jun. 30, 2013	Dec. 31, 2012	Mar. 06, 2013	Dec. 31, 2011	Sep. 24, 2011	Sep. 08, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Apr. 03, 2006	Mar. 12, 2013 OPKO Health, Inc.[Member]	Mar. 12, 2013 Maximum [Member] OPKO Health, Inc.[Member]	Aug. 13, 2013 Subsequent Events [Member]	Mar. 31, 2013 Subsequent Events [Member]	Mar. 12, 2013 Subsequent Events [Member]	Sep. 30, 2013 Subsequent Events [Member]	Jun. 30, 2013 Subsequent Events [Member]	Mar. 06, 2013 Subsequent Events [Member]	Mar. 12, 2013 Subsequent Events [Member] OPKO Health, Inc.[Member]	Mar. 12, 2013 Subsequent Events [Member] Maximum [Member] OPKO Health, Inc.[Member]	Jun. 30, 2013 Subsequent Events [Member] Employee Stock Purchase Plan [Member]	Jun. 07, 2013 Subsequent Events [Member] Employee Stock Purchase Plan [Member]	Jun. 30, 2013 Subsequent Events [Member] Employee Stock Purchase Plan [Member] Maximum [Member]
Subsequent Event [Line Items]
Percentage of common share offer price as to market price																								90.00%
Maximum number of shares available for issuance			26,712,069																					50,000		113,333
Shares authorized under ESPP			3,000,000																						50,000
Increase in percentage of shares available under ESPP as to outstanding stock																								1.00%
Addition to stockholders' equity																			$ 2,000,000
Total Stockholders equity		6,715,000	(5,840,000)		(587,000)			2,430,000	741,000	8,968,000	10,823,000	2,000	0							8,715,000
Number of exchangeable shares under exchange agreement																2,000
Common stock, issued			1,394,997											1,666,666								1,666,666
Development and commercialization charges															50,000,000								50,000,000
Common stock, shares issued		11,439,985	5,289,007	3,765,230	3,347,996																3,765,230
Common stock, par value		$ 0.0001	$ 0.0001	$ 4.35	$ 0.0001	$ 0.0001	$ 0.01														$ 4.35
Gross proceeds from issuance of common stock	16,400,000	15,651,000															16,400,000	16,400,000
Proceeds from issuance of common stock, net of commissions	$ 15,600,000																$ 16,000,000	$ 16,000,000

Nature of Business - Additional Information (Detail) (USD $)	1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended											12 Months Ended	120 Months Ended	126 Months Ended		1 Months Ended				1 Months Ended	15 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended
	Mar. 12, 2013	Apr. 26, 2012	Apr. 27, 2012	Sep. 24, 2011	Sep. 08, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Mar. 06, 2013	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Sep. 24, 2011 Accrued interest [Member]	Jul. 18, 2013 Subsequent Events [Member]	Mar. 31, 2013 Subsequent Events [Member]	Mar. 12, 2013 Subsequent Events [Member]	Mar. 06, 2013 Subsequent Events [Member]	Sep. 24, 2011 Deficit Accumulated Since Incorporation [Member]	Dec. 31, 2012 Deficit Accumulated Since Incorporation [Member]	Sep. 24, 2011 Divisional Equity [Member]	Dec. 31, 2011 Divisional Equity [Member]	Dec. 31, 2010 Divisional Equity [Member]	Dec. 31, 2009 Divisional Equity [Member]	Dec. 31, 2008 Divisional Equity [Member]	Dec. 31, 2007 Divisional Equity [Member]	Sep. 24, 2011 Common Stock [Member]	Jun. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Apr. 26, 2012 Galena [Member]	Apr. 27, 2012 Galena [Member]	Sep. 24, 2011 Galena [Member]	Apr. 27, 2012 TCP and RTW [Member]	Sep. 24, 2011 TCP and RTW [Member]
Description Of Business And Basis Of Presentation [Line Items]
Number of shares initially issued					100
Common stock, par value				$ 0.0001	$ 0.01	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001									$ 4.35								$ 4.35
Total consideration of initial shares					$ 1
Recapitalization of divisional deficit																													1,740,000		1,730,000	1,730,000					10,000
Recapitalization of divisional deficit, Shares		2,231,996																																			3,347,996			3,347,996	3,347,996
Incorporation period, start date										Sep 8, 2011
Incorporation period, end date										Sep 23, 2011
Cumulative net loss										17,157,000												73,466,000
Net loss						(1,961,000)	(7,599,000)	(16,358,000)	(9,524,000)	(12,880,000)	(2,537,000)	(11,993,000)	(18,387,000)	(14,373,000)	(10,990,000)	(2,405,000)	(2,209,000)	(3,272,000)	(89,000)		(10,219,000) [1]	(88,883,000) [1]	(105,241,000)							15,417,000			(11,993,000)	(18,387,000)	(14,373,000)	(10,990,000)
Non-cash equity adjustments from Parent Company										71,726,000
Grants approval for institutions										800,000
Future milestone payments to Galena										45,000,000
Future milestone payments, first payment										15,000,000
Future milestone payments, second payment										30,000,000
Maximum annual net sales achieve in first payment										500,000,000
Maximum annual net sales achieve in second payment										1,000,000,000
Number of shares agreed to purchase under agreement				9,500		9,771		9,771		9,726	0
Value of shares agreed to purchase under agreement				9,500,000
Maximum amount of funding				1,500,000
Conversion price per share				$ 1,000
Amount of investment				9,500,000																				9,500,000
Maximum percentage of shares owned by stockholders				10.00%
Galena contributed in cash																																											1,500,000
Percentage of fully-diluted shares distribute to stockholders																																											8.00%
Reimbursement of contribution related expenses to related party																																											300,000		100,000
RXi's Series A Preferred Stock, total shares issued			9,500
Principal amount of conversion			1,000,000
Remaining amount received after conversion																																												8,500,000
Total amount agreed to reimburse																																										300,000		100,000
Maintenance fee to be paid under agreement				100,000
One-time milestone payment to be paid under agreement				350,000
Percentage of royalty required to pay				1.00%
Percentage of fully diluted shares issued upon completion of spin-off transaction				5.00%
Issuance of common stock in exchange for patent and technology rights, shares										1,394,997																												1,666,666	1,394,997
Fair value of common stock issued in exchange for patent and technology rights								12,250,000		6,173,000
Common stock, shares issued						11,439,985		11,439,985		5,289,007	3,347,996									3,765,230								3,765,230
Proceeds from issuance of common stock, net of commissions	15,600,000																									16,000,000	16,000,000
Gross proceeds from the offering	$ 16,400,000							$ 15,651,000															$ 15,651,000			$ 16,400,000	$ 16,400,000
Reverse stock split		33,479.91																							0.033

[1]	(1) The statement of operations for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2012.

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 26, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012
Significant Accounting Policies [Line Items]
Number of shares authorized at incorporation								1,000
Common stock, shares authorized		1,500,000,000		1,500,000,000		1,500,000,000	1,500,000,000	1,500,000,000
Preferred stock, shares authorized		10,000,000		10,000,000		10,000,000		10,000,000
Number of shares authorized for stock split	33,479.91
Number of share distributed to shareholders by parent company	2,231,996
Depreciation and amortization						$ 147,000	$ 163,000
Purchase of common stock		2,548,264		2,548,264		2,128,264
Stock based compensation expense (benefit)		429,000	160,000	1,057,000	374,000	114,000	(79,000)
Insurance coverage revert per depositor						250,000
Distribution ratio, description						One share of RXi common stock for every one share of Galena common stock.
Number of dilutive common shares				0	0	0
Predecessor [Member]
Significant Accounting Policies [Line Items]
Purchase of common stock		477,191		477,191		477,191
Stock based compensation expense (benefit)		$ 3,100	$ 32,000	$ 6,800	$ 246,000	$ 283,000	$ 2,111,000
Equipment and furniture [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of assets						3 years
Equipment and furniture [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of assets						5 years
Galena [Member]
Significant Accounting Policies [Line Items]
Number of share distributed to shareholders by parent company	3,347,996

Capital Lease Obligations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Subsequent Events [Member]
Capital Leased Assets [Line Items]
Cost of capitalized leased equipment	$ 26,000	$ 236,000
Accumulated amortization of capitalized leased equipment	17,000	93,000
Amortization expense for capitalized leased equipment	19,000	53,000
Future minimum lease payments			$ 5,000

Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Professional fees		$ 108	$ 142
Research and development costs		256	93
Payroll related costs		403	309
Total accrued expenses and other current liabilities	$ 913	$ 767	$ 544

Commitments and Contingencies - Schedule of Future Cash Payments (Detail) (License Commitments [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
License Commitments [Member]
Other Commitments [Line Items]
2013	$ 153
2014	138
2015	138
2016	138
2017	138
2018 and thereafter	535
Total	$ 1,240

Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Operating lease expenses	$ 138,000	$ 220,000

Commitments and Contingencies - Company's Future Minimum Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
2013	$ 57
2014	13
Total	$ 70

Convertible Preferred Stock and Stockholder's Deficit - Summary of Common Stock Reserved for Future Issuance (Detail)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Common stock underlying Series A Preferred Stock		23,707,454
Warrants outstanding		4,615
Stock options outstanding	2,548,264	2,128,264
Options reserved for future issuance under the Company's 2012 Incentive Plan		871,736
Total reserved for future issuance		26,712,069

Convertible Preferred Stock and Stockholder's Deficit - Estimated Fair Value of Derivatives Using Black-Scholes Option Pricing Model (Detail)	12 Months Ended
Sep. 24, 2011
April 2011 Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Strike price	1
Expected term	6 years 6 months 22 days
Volatility	98.87%
Risk-free rate	1.35%
March 2011 5 Year Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Strike price	1
Expected term	4 years 4 months 24 days
Volatility	98.87%
Risk-free rate	0.63%
March 2011 13 Month Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Strike price	1
Expected term	6 months
Volatility	98.87%
Risk-free rate	0.02%
March 2010 Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Strike price	2.7
Expected term	5 years
Volatility	98.87%
Risk-free rate	0.89%
August 2009 Warrants [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Strike price	4.5
Expected term	2 years 9 months 18 days
Volatility	98.87%
Risk-free rate	0.37%

Convertible Preferred Stock and Stockholder's Deficit - Summary of Changes in Fair Value of Warrant Liability (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 24, 2011	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, January 1, 2011	$ 3,138	$ 3,138
Derivative liability at issuance	8,722
Change in fair value of derivatives	(2,611)
Reclassification of derivative liability upon elimination of obligation	(9,249)	(9,249)
Derivative liability, September 24, 2011
April 2011 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, January 1, 2011
Derivative liability at issuance	6,932
Change in fair value of derivatives	561
Reclassification of derivative liability upon elimination of obligation	(7,493)
Derivative liability, September 24, 2011
March 2011 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, January 1, 2011
Derivative liability at issuance	1,790
Change in fair value of derivatives	(625)
Reclassification of derivative liability upon elimination of obligation	(1,165)
Derivative liability, September 24, 2011
March 2010 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, January 1, 2011	1,195	1,195
Derivative liability at issuance
Change in fair value of derivatives	(881)
Reclassification of derivative liability upon elimination of obligation	(314)
Derivative liability, September 24, 2011
August 2009 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, January 1, 2011	1,943	1,943
Derivative liability at issuance
Change in fair value of derivatives	(1,666)
Reclassification of derivative liability upon elimination of obligation	(277)
Derivative liability, September 24, 2011

Income Taxes - Components of Federal and State Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current
Federal
State
Total current
Deferred
Federal	(1,903)	(884)
State	(484)	(229)
Total deferred	(2,387)	(1,113)
Valuation allowance	2,387	1,113
Total income tax expense

Income Taxes - Components of Net Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 3,054	$ 986
Tax credit carryforwards	3
Stock based compensation	282
Other timing differences	105	127
Licensing deduction deferral	57
Gross deferred tax assets	3,501	1,113
Valuation allowance	(3,501)	(1,113)
Net deferred tax asset

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 7.8
Expiration of carry forwards loss	2031
Deferred income tax valuation allowance	100.00%

License Agreements - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
License And Developmental Consulting Agreements [Line Items]
Issuance of common stock in exchange for patent and technology rights, shares		1,394,997
Fair value of common stock issued in exchange for patent and technology rights	$ 12,250,000	$ 6,173,000
UMMS [Member]
License And Developmental Consulting Agreements [Line Items]
Annual maintenance fee		15,000
Effective license period		10 years
UMMS [Member] | Maximum [Member]
License And Developmental Consulting Agreements [Line Items]
Royalty payments		10.00%
UMMS [Member] | Minimum [Member]
License And Developmental Consulting Agreements [Line Items]
Royalty payment		50,000
Breach of contract [Member] | Maximum [Member]
License And Developmental Consulting Agreements [Line Items]
Effective license period		60 days
Thermo Fisher Scientific Inc. [Member]
License And Developmental Consulting Agreements [Line Items]
Royalty minimum payments		0.25%
Royalty maximum payments		0.50%
Thermo Fisher Scientific Inc. [Member] | Maximum [Member]
License And Developmental Consulting Agreements [Line Items]
Annual maintenance fee		2,000,000
Advirna [Member]
License And Developmental Consulting Agreements [Line Items]
Annual maintenance fee		100,000
Royalty payments		1.00%
Effective license period		90 days
One-time milestone payment		$ 350,000

Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Galena [Member]	Dec. 31, 2011 Galena [Member]	Dec. 31, 2012 Galena [Member] Stock Option [Member]	Dec. 31, 2011 Galena [Member] Stock Option [Member]	Dec. 31, 2012 Vice President [Member]	May 23, 2007 Stock options 2007 Plan [Member] Galena [Member]
Related Party Transaction [Line Items]
Issuance of common stock in exchange for patent and technology rights, shares					1,394,997						1,394,997
Stock options granted												26,416
Options granted vest term							10 years
Fair market value of stock options granted							$ 28,000	$ 5,000
Expense (Income) from stock options	$ 429,000	$ 160,000	$ 1,057,000	$ 374,000	$ 114,000	$ (79,000)			$ 93,500	$ (159,000)